UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3855

Fidelity Advisor Series VIII

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Diversified International Fund

January 31, 2016

ADIF-QTLY-0316
1.813040.111

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value (000s)
Australia - 1.0%
Ansell Ltd.	258,534	$3,716
Australia & New Zealand Banking Group Ltd.	628,447	10,909
CSL Ltd.	23,957	1,785
Ramsay Health Care Ltd.	62,449	2,711

TOTAL AUSTRALIA		19,121

Austria - 0.3%
Andritz AG	65,400	3,041
Zumtobel AG	174,600	3,624

TOTAL AUSTRIA		6,665

Bailiwick of Jersey - 1.7%
Integrated Diagnostics Holdings PLC (a)	164,400	789
Shire PLC	183,400	10,287
Wolseley PLC	232,408	11,529
WPP PLC	445,924	9,698

TOTAL BAILIWICK OF JERSEY		32,303

Belgium - 2.6%
Anheuser-Busch InBev SA NV	274,331	34,502
KBC Groep NV	272,295	15,604

TOTAL BELGIUM		50,106

Canada - 4.1%
Agrium, Inc.	44,300	3,868
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	421,300	18,339
Canadian Energy Services & Technology Corp. (b)	2,035,500	5,681
Cenovus Energy, Inc.	235,800	2,905
CGI Group, Inc. Class A (sub. vtg.) (a)	326,100	13,976
Constellation Software, Inc.	22,900	8,337
Entertainment One Ltd.	266,233	570
Fairfax India Holdings Corp. (a)	494,000	4,989
Imperial Oil Ltd.	149,400	4,580
Keyera Corp.	98,200	2,692
PrairieSky Royalty Ltd.	81,669	1,162
Suncor Energy, Inc.	326,700	7,738
Tourmaline Oil Corp. (a)	199,800	3,983

TOTAL CANADA		78,820

Cayman Islands - 1.4%
58.com, Inc. ADR (a)	43,400	2,435
Alibaba Group Holding Ltd. sponsored ADR (a)	159,500	10,691
Baidu.com, Inc. sponsored ADR (a)	34,600	5,649
China Modern Dairy Holdings Ltd.	789,000	145
Lee's Pharmaceutical Holdings Ltd.	1,208,500	1,118
PW Medtech Group Ltd. (a)(b)	5,174,000	1,105
Regina Miracle International Holdings Ltd. (a)	1,136,558	1,860
Sands China Ltd.	511,200	1,785
Vipshop Holdings Ltd. ADR (a)	154,000	1,977

TOTAL CAYMAN ISLANDS		26,765

China - 0.7%
Inner Mongoli Yili Industries Co. Ltd.	869,008	1,774
Kweichow Moutai Co. Ltd.	175,010	5,369
Qingdao Haier Co. Ltd.	3,912,122	5,459
Weifu High-Technology Co. Ltd. (B Shares)	206,200	405

TOTAL CHINA		13,007

Curacao - 0.7%
Schlumberger Ltd.	186,700	13,493
Denmark - 3.0%
Genmab A/S (a)	103,200	12,960
NNIT A/S	139,682	3,506
Novo Nordisk A/S Series B	742,640	41,493

TOTAL DENMARK		57,959

Finland - 0.3%
Sampo Oyj (A Shares)	113,300	5,486
France - 4.0%
Accor SA	176,269	6,694
Air Liquide SA	53,760	5,559
ALTEN	32,100	1,807
Amundi SA (a)	179,204	7,506
AXA SA	486,600	12,025
Capgemini SA	46,900	4,286
Danone SA	87,747	6,044
Publicis Groupe SA	56,310	3,378
Sanofi SA	290,858	24,188
VINCI SA	45,600	3,089
Worldline SA (a)(c)	89,800	2,123

TOTAL FRANCE		76,699

Germany - 6.7%
adidas AG	103,290	10,636
Axel Springer Verlag AG	11,200	583
Bayer AG	246,852	27,782
Brenntag AG	75,600	3,710
Continental AG	45,800	9,611
Deutsche Boerse AG	44,000	3,755
Deutsche Post AG	136,001	3,296
Fresenius SE & Co. KGaA	338,000	22,429
KION Group AG	108,500	5,356
Nexus AG	1,800	34
OSRAM Licht AG	43,971	1,963
ProSiebenSat.1 Media AG	254,000	12,691
Rational AG	1,000	448
SAP AG	231,034	18,410
Symrise AG	110,100	7,140

TOTAL GERMANY		127,844

Hong Kong - 1.9%
AIA Group Ltd.	4,847,600	26,950
China Resources Beer Holdings Co. Ltd.	1,306,000	2,083
Hang Seng Bank Ltd.	139,800	2,325
Techtronic Industries Co. Ltd.	1,210,500	4,593

TOTAL HONG KONG		35,951

India - 3.0%
Apollo Hospitals Enterprise Ltd. (a)	149,447	3,257
Axis Bank Ltd. (a)	599,285	3,635
Bharti Infratel Ltd.	1,109,288	5,941
Edelweiss Financial Services Ltd.	2,655,200	2,049
Exide Industries Ltd. (a)	1,136,771	2,023
HCL Technologies Ltd.	325,087	4,170
HDFC Bank Ltd. (a)	793,748	14,473
Housing Development Finance Corp. Ltd.	635,436	11,123
ITC Ltd.	1,229,144	5,828
Just Dial Ltd.	126,539	1,142
LIC Housing Finance Ltd. (a)	274,208	1,943
Pidilite Industries Ltd. (a)	241,934	2,026

TOTAL INDIA		57,610

Indonesia - 0.5%
PT Bank Central Asia Tbk	4,553,100	4,366
PT Bank Rakyat Indonesia Tbk	5,815,900	4,797

TOTAL INDONESIA		9,163

Ireland - 3.5%
Allergan PLC (a)	64,300	18,289
DCC PLC (United Kingdom)	71,500	5,520
Greencore Group PLC	965,921	5,366
Horizon Pharma PLC (a)	192,400	3,367
Kerry Group PLC Class A	97,100	7,918
Medtronic PLC	130,000	9,870
Ryanair Holdings PLC sponsored ADR	199,060	15,596

TOTAL IRELAND		65,926

Isle of Man - 0.7%
Optimal Payments PLC (a)	1,284,533	7,401
Playtech Ltd.	483,525	5,314

TOTAL ISLE OF MAN		12,715

Israel - 2.8%
Cellcom Israel Ltd. (Israel) (a)	486,900	3,110
Check Point Software Technologies Ltd. (a)	135,200	10,655
Frutarom Industries Ltd.	132,000	6,649
Partner Communications Co. Ltd. (a)	162,104	729
Teva Pharmaceutical Industries Ltd. sponsored ADR	516,900	31,779

TOTAL ISRAEL		52,922

Italy - 0.7%
Intesa Sanpaolo SpA	3,501,400	9,976
Mediaset SpA	769,000	2,581

TOTAL ITALY		12,557

Japan - 14.6%
Ain Holdings, Inc.	77,700	3,531
Astellas Pharma, Inc.	1,379,600	19,103
Casio Computer Co. Ltd. (b)	138,300	2,683
Daiichikosho Co. Ltd.	74,400	2,999
Dentsu, Inc.	162,100	8,615
Don Quijote Holdings Co. Ltd.	177,700	6,018
Fast Retailing Co. Ltd.	20,700	6,693
Glory Ltd.	98,100	3,137
Hoya Corp.	765,700	29,558
Japan Exchange Group, Inc.	665,400	9,460
Japan Tobacco, Inc.	485,800	19,026
KDDI Corp.	622,700	15,768
Keyence Corp.	38,300	18,073
Minebea Ltd.	120,000	940
Misumi Group, Inc.	104,400	1,277
Mitsubishi UFJ Financial Group, Inc.	3,600,900	18,465
NGK Spark Plug Co. Ltd.	139,300	3,291
Nitori Holdings Co. Ltd.	75,400	6,124
Olympus Corp.	216,300	8,434
ORIX Corp.	2,497,200	35,317
Rakuten, Inc.	674,300	6,969
Seven & i Holdings Co. Ltd.	149,300	6,659
SHIMANO, Inc.	54,800	8,742
Shinsei Bank Ltd.	2,310,000	3,610
SoftBank Corp.	226,100	9,956
Sundrug Co. Ltd.	100	7
Suzuki Motor Corp.	167,000	5,127
TDK Corp.	48,700	2,675
Tsuruha Holdings, Inc.	132,800	11,020
VT Holdings Co. Ltd.	327,700	1,922
Welcia Holdings Co. Ltd.	45,600	2,462

TOTAL JAPAN		277,661

Korea (South) - 0.3%
Orion Corp.	5,836	5,004
Luxembourg - 0.6%
Eurofins Scientific SA	36,500	11,974
Netherlands - 3.7%
AerCap Holdings NV (a)	94,200	2,893
Altice NV:
Class A (a)	633,821	9,141
Class B (a)	282,992	4,188
Gree Electric Appliances, Inc. of Zhuhai ELS (BNP Paribas Warrants Program) (A Shares)warrants 11/24/16(a)(c)	144,800	417
IMCD Group BV	135,500	4,804
ING Groep NV (Certificaten Van Aandelen)	883,700	10,067
NXP Semiconductors NV (a)	80,600	6,027
RELX NV	708,855	11,828
Unilever NV (Certificaten Van Aandelen) (Bearer)	490,300	21,514

TOTAL NETHERLANDS		70,879

New Zealand - 0.1%
Ryman Healthcare Group Ltd.	245,677	1,279
Norway - 0.3%
Statoil ASA	479,000	6,554
Philippines - 0.2%
Alliance Global Group, Inc.	12,852,154	3,994
Singapore - 0.5%
Avago Technologies Ltd.	27,700	3,704
United Overseas Bank Ltd.	474,100	6,027

TOTAL SINGAPORE		9,731

South Africa - 1.1%
EOH Holdings Ltd.	427,200	3,623
Naspers Ltd. Class N	138,200	17,465

TOTAL SOUTH AFRICA		21,088

Spain - 1.8%
Amadeus IT Holding SA Class A	257,400	10,512
Hispania Activos Inmobiliarios SA (a)	207,200	2,577
Inditex SA	649,055	21,360

TOTAL SPAIN		34,449

Sweden - 2.6%
ASSA ABLOY AB (B Shares)	301,800	6,397
Coor Service Management Holding AB (a)	445,200	1,801
HEXPOL AB (B Shares)	146,900	1,304
Nordea Bank AB	1,277,800	12,867
Sandvik AB	271,200	2,269
Svenska Cellulosa AB (SCA) (B Shares)	585,900	17,365
Svenska Handelsbanken AB (A Shares)	560,400	7,051

TOTAL SWEDEN		49,054

Switzerland - 5.0%
Actelion Ltd.	58,435	7,701
Compagnie Financiere Richemont SA Series A	63,309	4,115
Credit Suisse Group AG	536,264	9,500
GAM Holding Ltd.	84,407	1,179
Partners Group Holding AG	13,090	4,721
Roche Holding AG (participation certificate)	80,592	20,875
Sika AG	2,320	8,302
Syngenta AG (Switzerland)	64,968	23,922
UBS Group AG	908,483	15,013

TOTAL SWITZERLAND		95,328

Taiwan - 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	926,800	20,714
Thailand - 0.2%
Kasikornbank PCL (For. Reg.)	817,800	3,932
United Kingdom - 16.8%
AA PLC	502,320	2,117
Al Noor Hospitals Group PLC	146,600	2,431
Associated British Foods PLC	175,100	7,899
Atlassian Corp. PLC	16,600	345
B&M European Value Retail S.A.	2,460,488	9,884
Barclays PLC	2,137,160	5,719
BG Group PLC	482,169	7,297
British American Tobacco PLC sponsored ADR	101,900	11,312
BT Group PLC	2,052,100	14,282
Bunzl PLC	146,400	3,917
Capita Group PLC	266,100	4,479
Compass Group PLC	586,700	10,097
Diploma PLC	401,600	3,847
Essentra PLC	1,159,700	12,187
Exova Group Ltd. PLC	416,255	778
Hikma Pharmaceuticals PLC	198,241	5,722
Howden Joinery Group PLC	548,200	3,927
IMI PLC	164,400	1,898
Imperial Tobacco Group PLC	261,470	14,157
Indivior PLC	864,100	1,871
ITV PLC	3,977,400	15,205
Johnson Matthey PLC	21,344	755
JUST EAT Ltd. (a)	170,300	912
Liberty Global PLC:
Class A (a)	143,600	4,941
Class C (a)	61,400	2,045
LiLAC Class A (a)	5,925	209
LiLAC Class C (a)	2,435	90
Lloyds Banking Group PLC	27,596,400	25,854
London Stock Exchange Group PLC	262,700	9,302
Micro Focus International PLC	538,200	10,660
New Melrose Industries PLC	273,784	1,167
Next PLC	165,600	16,414
Poundland Group PLC	1,266,251	2,572
Prudential PLC	1,172,690	23,039
Reckitt Benckiser Group PLC	191,113	16,998
Rolls-Royce Group PLC	735,400	5,850
SABMiller PLC	188,000	11,258
Schroders PLC	132,100	5,161
Softcat PLC (a)	424,000	2,066
Sophos Group PLC	739,366	2,556
Spectris PLC	150,900	3,418
St. James's Place Capital PLC	1,217,800	16,673
The Restaurant Group PLC	569,800	4,341
Virgin Money Holdings Uk PLC	989,500	4,454
Whitbread PLC	163,660	9,379

TOTAL UNITED KINGDOM		319,485

United States of America - 6.9%
Alliance Data Systems Corp. (a)	19,800	3,956
Alphabet, Inc.:
Class A	10,495	7,990
Class C	19,849	14,747
Amgen, Inc.	54,500	8,324
Baxalta, Inc.	159,300	6,374
Celgene Corp. (a)	62,300	6,250
Cognizant Technology Solutions Corp. Class A (a)	56,400	3,571
Fidelity National Information Services, Inc.	47,800	2,855
HP, Inc.	71,300	692
Las Vegas Sands Corp.	175,100	7,897
MasterCard, Inc. Class A	144,400	12,856
McGraw Hill Financial, Inc.	192,600	16,375
Molson Coors Brewing Co. Class B	52,700	4,768
NJOY, Inc. (a)(d)	725,849	93
Noble Energy, Inc.	86,100	2,787
Oceaneering International, Inc.	114,100	3,862
Qualcomm, Inc.	170,700	7,740
Spectrum Brands Holdings, Inc.	3,700	352
The Blackstone Group LP	37,500	985
Visa, Inc. Class A	201,400	15,002
Western Digital Corp.	80,200	3,848

TOTAL UNITED STATES OF AMERICA		131,324

TOTAL COMMON STOCKS
(Cost $1,609,230)		1,817,562

Nonconvertible Preferred Stocks - 1.1%
Brazil - 0.2%
Itau Unibanco Holding SA	636,700	3,972
Germany - 0.9%
Henkel AG & Co. KGaA	159,300	16,926
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $19,170)		20,898
	Principal Amount (000s)	Value (000s)

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.21% to 0.31% 3/3/16 to 4/28/16 (Cost $520)(e)	520	520
	Shares	Value (000s)

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 0.38% (f)	62,505,847	62,506
Fidelity Securities Lending Cash Central Fund, 0.42% (f)(g)	6,593,751	6,594
TOTAL MONEY MARKET FUNDS
(Cost $69,100)		69,100
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $1,698,020)		1,908,080
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,408)
NET ASSETS - 100%		$1,905,672

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
97 CME Nikkei 225 Index Contracts (United States)	March 2016	8,674	$(919)

The face value of futures purchased as a percentage of Net Assets is 0.5%

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,540,000 or 0.1% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $93,000 or 0.0% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $520,000.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
NJOY, Inc.	6/7/13 - 2/14/14	$808

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$66
Fidelity Securities Lending Cash Central Fund	14
Total	$80

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$288,918	$17,159	$266,207	$5,552
Consumer Staples	257,626	34,771	222,855	--
Energy	62,734	48,883	13,851	--
Financials	393,648	26,321	367,327	--
Health Care	350,361	85,532	264,829	--
Industrials	108,737	18,489	90,248	--
Information Technology	254,938	155,790	99,148	--
Materials	71,712	10,517	61,195	--
Telecommunication Services	49,786	3,839	45,947	--
Government Obligations	520	--	520	--
Money Market Funds	69,100	69,100	--	--
Total Investments in Securities:	$1,908,080	$470,401	$1,432,127	$5,552
Derivative Instruments:
Liabilities
Futures Contracts	$(919)	$(919)	$--	$--
Total Liabilities	$(919)	$(919)	$--	$--
Total Derivative Instruments:	$(919)	$(919)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total (000s)
Level 1 to Level 2	$624,278
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $1,717,646,000. Net unrealized appreciation aggregated $190,434,000, of which $355,666,000 related to appreciated investment securities and $165,232,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Emerging Asia Fund

January 31, 2016

AEA-QTLY-0316
1.813062.111

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
		Shares	Value
Australia - 0.2%
Beacon Lighting Group Ltd.		122,049	$172,802
Sino Gas & Energy Ltd. (a)		1,335,338	31,444
Woodside Petroleum Ltd.		12,043	242,719

TOTAL AUSTRALIA			446,965

Bermuda - 2.9%
Brilliance China Automotive Holdings Ltd.		782,000	753,967
BW LPG Ltd.		9,210	70,717
Cheung Kong Infrastructure Holdings Ltd.		86,000	808,869
CSI Properties Ltd.		8,640,000	234,628
Digital China Holdings Ltd. (H Shares)		308,000	319,305
Great Eagle Holdings Ltd.		39,000	109,543
Hongkong Land Holdings Ltd.		172,700	1,088,156
Joy City Property Ltd.		760,000	99,976
Kerry Logistics Network Ltd.		423,000	584,411
PAX Global Technology Ltd.		610,000	618,353
Shenzhen International Holdings Ltd.		550,000	864,149
Skyworth Digital Holdings Ltd.		1,455,448	756,306
Summit Ascent Holdings Ltd. (a)		270,000	63,961
Tai Cheung Holdings Ltd.		67,000	49,754

TOTAL BERMUDA			6,422,095

Cayman Islands - 15.0%
58.com, Inc. ADR (a)		15,800	886,380
Alibaba Group Holding Ltd. sponsored ADR (a)		61,500	4,122,345
AMVIG Holdings Ltd.		348,000	130,338
Belle International Holdings Ltd.		713,000	480,393
Bitauto Holdings Ltd. ADR (a)		11,000	205,150
Changyou.com Ltd. (A Shares) ADR (a)		12,900	237,231
Cheung Kong Property Holdings Ltd.		418,500	2,268,411
China Modern Dairy Holdings Ltd.		1,792,000	328,666
China Resources Cement Holdings Ltd.		2,809,972	680,759
China State Construction International Holdings Ltd.		634,000	1,023,838
ChinaCache International Holdings Ltd. sponsored ADR (a)(b)		12,300	89,913
CK Hutchison Holdings Ltd.		252,000	3,148,664
Cosmo Lady (China) Holdings Co. Ltd.		154,000	138,571
Ctrip.com International Ltd. sponsored ADR (a)		21,500	917,620
Daqo New Energy Corp. ADR (a)		5,551	84,819
E-Commerce China Dangdang, Inc. ADR (a)(b)		40,600	274,456
ENN Energy Holdings Ltd.		238,000	1,073,152
Greatview Aseptic Pack Co. Ltd.		661,000	277,374
Haitian International Holdings Ltd.		144,000	175,136
iKang Healthcare Group, Inc. sponsored ADR (a)		5,300	110,240
International Housewares Retail Co. Ltd.		1,909,000	246,239
JD.com, Inc. sponsored ADR (a)		33,800	879,814
KWG Property Holding Ltd.		373,000	236,440
Lee & Man Paper Manufacturing Ltd.		1,299,000	736,165
Lee's Pharmaceutical Holdings Ltd.		93,000	86,002
Longfor Properties Co. Ltd.		791,000	1,010,543
MGM China Holdings Ltd.		1,046,000	1,259,239
New Oriental Education & Technology Group, Inc. sponsored ADR		16,500	518,265
Pico Far East Holdings Ltd.		650,000	159,675
Samson Holding Ltd.		1,152,000	133,533
SITC International Holdings Co. Ltd.		809,000	375,490
Sitoy Group Holdings Ltd.		303,000	102,329
SOHO China Ltd.		745,000	347,603
Stella International Holdings Ltd.		108,500	260,335
TAL Education Group ADR (a)(b)		10,700	513,279
TCC International Holdings Ltd.		586,000	85,685
Tencent Holdings Ltd.		463,500	8,707,636
Tuniu Corp. Class A sponsored ADR (a)		16,500	210,705
Uni-President China Holdings Ltd.		658,000	426,947
Xingda International Holdings Ltd.		606,000	112,455
Youku Tudou, Inc. ADR (a)		12,700	345,821
Zhen Ding Technology Holding Ltd.		80,000	169,277

TOTAL CAYMAN ISLANDS			33,576,933

China - 13.9%
Anhui Conch Cement Co. Ltd. (H Shares)		255,500	501,634
BBMG Corp. (H Shares)		1,141,500	641,467
Beijing Jingneng Clean Energy Co. Ltd. (H Shares)		774,000	228,453
Beijing Urban Consolidated & Development Group Ltd. (H Shares)		435,000	226,414
China Construction Bank Corp. (H Shares)		9,207,000	5,620,828
China Oilfield Services Ltd. (H Shares)		624,000	453,043
China Pacific Insurance (Group) Co. Ltd. (H Shares)		536,000	1,891,357
China Petroleum & Chemical Corp. (H Shares)		3,166,000	1,788,594
China Railway Construction Corp. Ltd. (H Shares)		899,000	902,830
China Shipping Development Co. Ltd. (H Shares)		496,000	312,813
China Telecom Corp. Ltd. (H Shares)		4,554,000	2,141,949
China Vanke Co. Ltd. (H Shares)		484,100	1,108,865
Chongqing Changan Automobile Co. Ltd. (B Shares)		177,600	348,695
Huadian Fuxin Energy Corp. Ltd. (H Shares)		1,836,000	360,238
Huadian Power International Corp. Ltd. (H Shares)		1,120,000	669,528
Huaneng Renewables Corp. Ltd. (H Shares)		3,438,000	747,458
Huangshan Tourism Development Co. Ltd.		78,700	142,354
Industrial & Commercial Bank of China Ltd. (H Shares)		7,392,000	3,847,102
Jiangling Motors Corp. Ltd. (B Shares)		84,001	255,240
Jiangsu Hengrui Medicine Co. Ltd.		128,121	860,572
Kweichow Moutai Co. Ltd.		34,683	1,064,103
PICC Property & Casualty Co. Ltd. (H Shares)		765,060	1,308,678
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		655,000	2,967,574
SAIC Motor Corp. Ltd.		108,951	310,396
Shenzhen Expressway Co. (H Shares)		970,000	775,061
Tong Ren Tang Technologies Co. Ltd. (H Shares)		173,000	266,527
TravelSky Technology Ltd. (H Shares)		230,000	351,266
Zhejiang Expressway Co. Ltd. (H Shares)		1,120,000	982,240

TOTAL CHINA			31,075,279

Hong Kong - 12.1%
AIA Group Ltd.		1,090,200	6,060,930
China Everbright Ltd.		426,000	885,760
China Mobile Ltd.		284,000	3,119,507
China Resources Beer Holdings Co. Ltd.		542,000	864,336
China Resources Power Holdings Co. Ltd.		470,904	801,034
CNOOC Ltd. sponsored ADR (b)		31,800	3,229,926
Dah Sing Banking Group Ltd.		156,400	246,267
Far East Horizon Ltd.		696,000	536,268
Hang Lung Properties Ltd.		529,000	975,808
HKT Trust/HKT Ltd. unit		800,500	1,053,049
Hysan Development Co. Ltd.		300,000	1,162,407
Lenovo Group Ltd.		1,554,000	1,394,931
Magnificent Hotel Investment L		1,896,000	42,909
PCCW Ltd.		2,945,000	1,766,566
Power Assets Holdings Ltd.		164,500	1,503,583
Sino Land Ltd.		930,000	1,194,785
Techtronic Industries Co. Ltd.		335,500	1,272,955
Wheelock and Co. Ltd.		243,000	930,318

TOTAL HONG KONG			27,041,339

India - 10.5%
Adani Ports & Special Economic Zone (a)		105,877	333,820
Apollo Tyres Ltd.		376,894	824,955
Bajaj Finserv Ltd.		29,053	799,092
Bharat Petroleum Corp. Ltd. (a)		54,797	722,279
Bharti Infratel Ltd.		97,958	524,601
Cox & Kings India Ltd. (a)		186,142	627,899
Edelweiss Financial Services Ltd.		558,915	431,207
Exide Industries Ltd. (a)		58,385	103,879
HCL Technologies Ltd.		79,888	1,024,869
Hexaware Technologies Ltd.		147,520	504,082
ICICI Bank Ltd. (a)		337,064	1,148,010
IL&FS Transportation Networks Ltd.		92,782	109,683
Indian Oil Corp. Ltd. (a)		165,622	985,380
Jain Irrigation Systems Ltd. (a)		131,603	124,928
JK Tyre & Industries Ltd. (a)		343,022	463,238
Just Dial Ltd.		16,816	151,784
LIC Housing Finance Ltd. (a)		38,856	275,344
Mahindra & Mahindra Ltd. (a)		78,993	1,443,014
McLeod Russel India Ltd. (a)		94,682	217,739
NTPC Ltd.		475,579	1,003,453
Petronet LNG Ltd.		269,968	981,948
Power Finance Corp. Ltd.		208,039	541,502
Power Grid Corp. of India Ltd.		165,050	360,883
Redington India Ltd. (a)		147,398	226,106
Reliance Capital Ltd. (a)		20,100	114,543
Reliance Industries Ltd.		197,600	3,030,774
Shriram City Union Finance Ltd.		9,151	191,488
Sun Pharmaceutical Industries Ltd.		133,254	1,724,821
Suzlon Energy Ltd. (a)		2,328,254	703,937
The Jammu & Kashmir Bank Ltd.		305,332	322,860
Torrent Pharmaceuticals Ltd.		32,031	662,555
UPL Ltd.		101,887	660,713
Vakrangee Ltd. (a)		44,068	118,773
VST Industries Ltd. (a)		11,571	290,395
Yes Bank Ltd. (a)		145,155	1,608,124

TOTAL INDIA			23,358,678

Indonesia - 1.9%
PT ACE Hardware Indonesia Tbk		3,485,600	203,675
PT Bank Rakyat Indonesia Tbk		2,849,200	2,349,814
PT Gudang Garam Tbk		225,100	959,845
PT Indofood Sukses Makmur Tbk		1,373,100	624,787

TOTAL INDONESIA			4,138,121

Israel - 0.1%
Sarine Technologies Ltd.		96,600	105,284
Japan - 1.6%
Fuji Media Holdings, Inc.		60,700	683,073
KDDI Corp.		46,700	1,182,566
NGK Insulators Ltd.		38,000	794,528
SoftBank Corp.		18,500	814,657

TOTAL JAPAN			3,474,824

Korea (South) - 16.9%
AMOREPACIFIC Corp.		5,313	1,797,136
AMOREPACIFIC Group, Inc.		7,515	934,859
BGFretail Co. Ltd.		1,360	243,196
Daelim Industrial Co.		10,094	659,555
DGB Financial Group Co. Ltd.		71,954	534,170
Dongbu Insurance Co. Ltd.		25,554	1,440,391
Duksan Hi-Metal Co. Ltd. (a)		19,218	146,446
Fila Korea Ltd.		1,381	111,370
Hana Financial Group, Inc.		29,919	534,310
Hyosung Corp.		7,775	706,644
Hyundai Fire & Marine Insurance Co. Ltd.		21,440	576,057
Hyundai Mobis		8,762	1,889,042
Hyundai Motor Co.		25,267	2,811,656
Hyundai Steel Co.		29,547	1,205,266
KB Financial Group, Inc.		57,114	1,449,829
Kiwoom Securities Co. Ltd.		7,255	332,940
Korea Electric Power Corp.		35,446	1,544,156
Korea Petro Chemical Industries Co. Ltd.		6,662	1,109,840
Korea Zinc Co. Ltd.		3,080	1,115,837
LG Chemical Ltd.		6,812	1,691,576
LG Household & Health Care Ltd.		2,070	1,712,433
LS Industrial Systems Ltd.		13,820	468,134
Poongsan Corp.		12,000	242,618
Samsung Card Co. Ltd.		15,092	477,254
Samsung Electronics Co. Ltd.		11,035	10,594,456
Shinhan Financial Group Co. Ltd.		84,306	2,704,239
SK Telecom Co. Ltd.		3,468	603,690

TOTAL KOREA (SOUTH)			37,637,100

Malaysia - 1.8%
AEON Credit Service Bhd		45,500	120,172
Cahya Mata Sarawak Bhd		185,000	230,466
Glomac Bhd		439,300	89,254
Media Prima Bhd		965,200	297,660
MISC Bhd		196,800	416,709
Sunway Bhd		314,300	223,414
Tenaga Nasional Bhd		562,400	1,845,045
Top Glove Corp. Bhd		137,300	179,603
YTL Power International Bhd		1,972,800	698,992

TOTAL MALAYSIA			4,101,315

Netherlands - 0.2%
Gree Electric Appliances, Inc. of Zhuhai ELS (BNP Paribas Warrants Program) (A Shares)warrants 11/24/16 (a)(c)		147,900	425,885
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Warrant Program) warrants 11/27/17 (a)(c)		26,600	108,576

TOTAL NETHERLANDS			534,461

Philippines - 0.9%
ABS CBN Broadcasting Corp. (depositary receipt)		97,800	113,757
LT Group, Inc.		337,300	112,633
Metro Pacific Investments Corp.		3,647,600	422,716
Metropolitan Bank & Trust Co.		626,360	934,828
Security Bank Corp.		135,766	405,325

TOTAL PHILIPPINES			1,989,259

Singapore - 3.6%
Boustead Singapore Ltd.		178,048	99,241
CapitaLand Ltd.		410,000	891,259
Centurion Corp. Ltd.		254,500	63,845
CWT Ltd.		83,600	108,051
Frasers Centrepoint Ltd.		120,000	139,202
Hyflux Ltd.		277,200	95,050
Interplex Holdings Ltd.		193,000	108,179
Mapletree Industrial (REIT)		707,893	766,105
Singapore Telecommunications Ltd.		729,100	1,807,914
United Overseas Bank Ltd.		205,300	2,609,936
UOL Group Ltd.		165,000	653,680
Wing Tai Holdings Ltd.		540,900	584,282
Yoma Strategic Holdings Ltd. (a)		357,300	113,131

TOTAL SINGAPORE			8,039,875

Taiwan - 13.7%
Advanced Semiconductor Engineering, Inc.		1,499,000	1,602,706
ASUSTeK Computer, Inc.		111,000	895,704
Cathay Financial Holding Co. Ltd.		1,715,000	1,864,303
China Life Insurance Co. Ltd.		728,000	514,656
E.SUN Financial Holdings Co. Ltd.		3,271,748	1,690,258
Fubon Financial Holding Co. Ltd.		1,640,000	1,802,340
Hon Hai Precision Industry Co. Ltd. (Foxconn)		1,743,850	4,083,545
Mega Financial Holding Co. Ltd.		1,224,000	776,772
Nanya Technology Corp.		90,000	107,578
Nien Made Enterprise Co. Ltd.		16,852	113,344
Novatek Microelectronics Corp.		106,000	442,329
PChome Online, Inc.		23,814	214,985
Pegatron Corp.		914,000	2,078,951
Pou Chen Corp.		749,000	933,189
Powertech Technology, Inc.		176,000	367,916
Taiwan Semiconductor Manufacturing Co. Ltd.		2,299,393	9,855,057
Unified-President Enterprises Corp.		860,000	1,431,450
Vanguard International Semiconductor Corp.		460,000	657,308
Wistron NeWeb Corp.		173,700	440,622
Yuanta Financial Holding Co. Ltd.		2,172,321	671,428

TOTAL TAIWAN			30,544,441

Thailand - 2.3%
Asian Property Development PCL (For. Reg.)		3,965,600	620,931
Bangkok Expressway and Metro PCL (a)		3,490,714	528,791
Intouch Holdings PCL:
(For. Reg.)		175,001	277,252
NVDR		185,900	293,772
Kasikornbank PCL (For. Reg.)		451,900	2,172,951
Preuksa Real Estate PCL (For. Reg.)		643,800	456,878
Thai Beverage PCL		1,779,300	851,701

TOTAL THAILAND			5,202,276

United Kingdom - 0.2%
Standard Chartered PLC (United Kingdom)		77,871	525,318
United States of America - 1.0%
China Biologic Products, Inc. (a)		4,400	564,388
Cognizant Technology Solutions Corp. Class A (a)		17,900	1,133,249
Las Vegas Sands Corp.		11,100	500,610

TOTAL UNITED STATES OF AMERICA			2,198,247

TOTAL COMMON STOCKS
(Cost $222,629,604)			220,411,810
		Principal Amount(d)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $123,312)	INR	615,670	113,935
		Shares	Value

Money Market Funds - 1.5%
Fidelity Securities Lending Cash Central Fund, 0.42% (e)(f)
(Cost $3,264,300)		3,264,300	3,264,300
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $226,017,216)			223,790,045
NET OTHER ASSETS (LIABILITIES) - (0.3)%			(630,739)
NET ASSETS - 100%			$223,159,306

Currency Abbreviations

INR – Indian rupee

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $534,461 or 0.2% of net assets.

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$605
Fidelity Securities Lending Cash Central Fund	3,034
Total	$3,639

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$21,446,738	$3,814,749	$17,631,989	$--
Consumer Staples	11,747,593	--	11,747,593	--
Energy	11,636,065	3,229,926	8,406,139	--
Financials	69,596,775	--	69,596,775	--
Health Care	4,454,708	674,628	3,780,080	--
Industrials	14,239,705	--	14,239,705	--
Information Technology	52,178,893	7,104,908	45,073,985	--
Materials	9,785,916	--	9,785,916	--
Telecommunication Services	13,585,523	--	13,585,523	--
Utilities	11,739,894	--	11,739,894	--
Corporate Bonds	113,935	--	113,935	--
Money Market Funds	3,264,300	3,264,300	--	--
Total Investments in Securities:	$223,790,045	$18,088,511	$205,701,534	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$55,169,601
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $226,194,504. Net unrealized depreciation aggregated $2,404,459, of which $32,091,720 related to appreciated investment securities and $34,496,179 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Emerging Markets Fund

January 31, 2016

FAEM-QTLY-0316
1.813064.111

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Argentina - 0.8%
Banco Macro SA sponsored ADR (a)	25,500	$1,631,235
Grupo Financiero Galicia SA sponsored ADR (b)	48,503	1,323,647

TOTAL ARGENTINA		2,954,882

Australia - 0.9%
Amcor Ltd.	166,316	1,585,983
Sydney Airport unit	415,662	1,957,309

TOTAL AUSTRALIA		3,543,292

Bailiwick of Jersey - 0.2%
Integrated Diagnostics Holdings PLC (a)	126,700	607,985
Belgium - 0.4%
Anheuser-Busch InBev SA NV	13,000	1,634,965
Bermuda - 1.9%
Axalta Coating Systems (a)	46,300	1,102,403
China Gas Holdings Ltd.	1,371,000	1,751,510
China Resource Gas Group Ltd.	692,000	1,726,827
Credicorp Ltd. (United States)	24,714	2,505,011

TOTAL BERMUDA		7,085,751

Brazil - 4.4%
BB Seguridade Participacoes SA	366,200	2,117,657
Cetip SA - Mercados Organizado	211,800	2,024,909
Cielo SA	295,072	2,498,647
Kroton Educacional SA	902,100	1,917,058
Qualicorp SA	543,100	1,831,696
Smiles SA	254,900	1,814,979
Ultrapar Participacoes SA	160,100	2,376,803
Weg SA	543,830	2,102,008

TOTAL BRAZIL		16,683,757

British Virgin Islands - 0.5%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	97,500	2,122,689
Cayman Islands - 9.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	85,300	5,717,659
Baidu.com, Inc. sponsored ADR (a)	26,800	4,375,636
ENN Energy Holdings Ltd.	424,000	1,911,834
Fu Shou Yuan International Group Ltd.	2,501,000	1,799,617
NetEase, Inc. sponsored ADR	14,000	2,185,960
New Oriental Education & Technology Group, Inc. sponsored ADR	59,900	1,881,459
Shenzhou International Group Holdings Ltd.	408,000	2,187,743
TAL Education Group ADR (a)(b)	43,400	2,081,898
Tencent Holdings Ltd.	725,300	13,625,994

TOTAL CAYMAN ISLANDS		35,767,800

China - 5.5%
Beijing Capital International Airport Co. Ltd. (H Shares)	1,974,000	1,793,349
China Pacific Insurance (Group) Co. Ltd. (H Shares)	821,600	2,899,139
Inner Mongoli Yili Industries Co. Ltd.	749,100	1,529,391
Jiangsu Hengrui Medicine Co. Ltd.	276,860	1,859,632
Kweichow Moutai Co. Ltd.	68,010	2,086,603
PICC Property & Casualty Co. Ltd. (H Shares)	1,364,825	2,334,609
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	975,500	4,419,646
Shanghai International Airport Co. Ltd.	475,700	1,884,619
Weifu High-Technology Co. Ltd. (B Shares)	130,955	256,960
Zhengzhou Yutong Bus Co. Ltd.	634,507	1,812,568

TOTAL CHINA		20,876,516

Denmark - 0.5%
Novo Nordisk A/S Series B sponsored ADR	31,700	1,771,079
France - 0.9%
Hermes International SCA	5,100	1,735,088
LVMH Moet Hennessy - Louis Vuitton SA	10,930	1,758,052

TOTAL FRANCE		3,493,140

Germany - 0.9%
Bayer AG	14,100	1,586,903
Wirecard AG (b)	35,900	1,815,493

TOTAL GERMANY		3,402,396

Hong Kong - 2.0%
AIA Group Ltd.	325,400	1,809,050
CSPC Pharmaceutical Group Ltd.	2,160,000	1,826,751
Guangdong Investment Ltd.	1,560,000	1,995,931
Techtronic Industries Co. Ltd.	510,500	1,936,940

TOTAL HONG KONG		7,568,672

India - 13.1%
Adani Ports & Special Economic Zone (a)	653,924	2,061,762
Amara Raja Batteries Ltd. (a)	131,065	1,627,586
Asian Paints India Ltd.	165,532	2,130,633
Axis Bank Ltd. (a)	268,867	1,631,025
Bharti Infratel Ltd.	354,930	1,900,782
Colgate-Palmolive (India)	136,223	1,727,024
GlaxoSmithKline Consumer Healthcare Ltd. (a)	20,172	1,737,629
HCL Technologies Ltd.	211,225	2,709,767
HDFC Bank Ltd. (a)	108,338	1,975,459
Hindustan Unilever Ltd.	216,074	2,610,496
Housing Development Finance Corp. Ltd.	278,119	4,868,530
IndusInd Bank Ltd.	125,272	1,724,696
ITC Ltd.	628,384	2,979,636
LIC Housing Finance Ltd. (a)	287,694	2,038,675
Lupin Ltd.	90,022	2,279,993
Maruti Suzuki India Ltd. (a)	38,904	2,357,841
Power Grid Corp. of India Ltd.	868,496	1,898,971
Sun Pharmaceutical Industries Ltd.	272,878	3,532,094
Tata Consultancy Services Ltd.	110,313	3,901,968
Titan Co. Ltd. (a)	341,220	1,840,086
Zee Entertainment Enterprises Ltd.	356,996	2,222,009

TOTAL INDIA		49,756,662

Indonesia - 4.5%
PT ACE Hardware Indonesia Tbk	32,962,400	1,926,101
PT Bank Central Asia Tbk	3,295,300	3,159,670
PT Bank Rakyat Indonesia Tbk	3,577,900	2,950,793
PT Kalbe Farma Tbk	20,264,800	1,981,457
PT Matahari Department Store Tbk	1,853,300	2,175,752
PT Media Nusantara Citra Tbk	12,597,200	1,102,020
PT Surya Citra Media Tbk	9,715,000	1,925,337
PT Tower Bersama Infrastructure Tbk (a)	3,753,600	1,733,229

TOTAL INDONESIA		16,954,359

Isle of Man - 0.4%
Playtech Ltd.	153,321	1,684,924
Israel - 0.9%
Check Point Software Technologies Ltd. (a)	20,800	1,639,248
Frutarom Industries Ltd.	1,800	90,664
Teva Pharmaceutical Industries Ltd. sponsored ADR	27,300	1,678,404

TOTAL ISRAEL		3,408,316

Kenya - 0.5%
Safaricom Ltd.	11,819,100	1,748,627
Korea (South) - 5.6%
AMOREPACIFIC Corp.	9,158	3,097,716
AMOREPACIFIC Group, Inc.	16,151	2,009,168
BGFretail Co. Ltd.	12,700	2,271,025
Coway Co. Ltd.	28,699	2,343,658
KEPCO Plant Service & Engineering Co. Ltd.	24,779	2,050,562
KT&G Corp.	4,498	386,576
LG Chemical Ltd.	12,243	3,040,217
LG Household & Health Care Ltd.	3,205	2,651,375
NAVER Corp.	6,211	3,249,906

TOTAL KOREA (SOUTH)		21,100,203

Luxembourg - 0.5%
Eurofins Scientific SA	5,800	1,902,772
Mexico - 7.2%
Banregio Grupo Financiero S.A.B. de CV	365,566	1,717,003
Fomento Economico Mexicano S.A.B. de CV unit	392,500	3,717,960
Gruma S.A.B. de CV Series B	136,700	2,071,104
Grupo Aeroportuario del Pacifico SA de CV Series B	244,921	2,057,105
Grupo Aeroportuario del Sureste SA de CV Series B	154,890	2,117,406
Grupo Aeroportuario Norte S.A.B. de CV	429,900	2,000,207
Grupo Financiero Banorte S.A.B. de CV Series O	610,500	3,185,159
Grupo GICSA SA de CV (a)	1,752,700	1,448,524
Infraestructura Energetica Nova S.A.B. de CV (b)	385,600	1,509,214
Kimberly-Clark de Mexico SA de CV Series A	829,600	1,983,237
Megacable Holdings S.A.B. de CV unit	482,384	1,768,340
Promotora y Operadora de Infraestructura S.A.B. de CV	173,600	1,983,727
Tenedora Nemak SA de CV	1,402,900	1,783,621

TOTAL MEXICO		27,342,607

Netherlands - 0.4%
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Arbitrage Warrant Program) warrants 10/21/16 (a)(c)	350,500	1,430,667
Philippines - 4.9%
Ayala Corp.	154,310	2,207,246
Ayala Land, Inc.	3,708,300	2,458,000
D&L Industries, Inc.	7,285,700	1,242,173
GT Capital Holdings, Inc.	71,605	1,944,583
International Container Terminal Services, Inc.	1,507,310	1,928,371
Jollibee Food Corp.	431,350	1,862,044
SM Investments Corp.	135,216	2,362,139
SM Prime Holdings, Inc.	5,409,400	2,416,846
Universal Robina Corp.	509,640	2,070,516

TOTAL PHILIPPINES		18,491,918

Russia - 1.0%
Magnit OJSC (a)	18,786	2,867,710
NOVATEK OAO GDR (Reg. S)	8,900	773,466

TOTAL RUSSIA		3,641,176

South Africa - 6.7%
Aspen Pharmacare Holdings Ltd.	132,793	2,260,825
Bidvest Group Ltd.	119,515	2,759,973
Discovery Ltd.	275,962	2,249,786
FirstRand Ltd.	1,048,900	2,975,609
Mr Price Group Ltd.	210,900	2,176,571
Naspers Ltd. Class N	65,200	8,239,527
Sanlam Ltd.	676,000	2,489,250
Woolworths Holdings Ltd.	381,800	2,259,023

TOTAL SOUTH AFRICA		25,410,564

Spain - 0.4%
Amadeus IT Holding SA Class A	42,500	1,735,646
Switzerland - 0.5%
Sika AG	500	1,789,319
Taiwan - 6.5%
Advantech Co. Ltd.	291,000	1,739,792
ECLAT Textile Co. Ltd.	150,000	2,127,457
ECLAT Textile Co. Ltd. rights 2/16/16	3,540	16,013
Giant Manufacturing Co. Ltd.	282,000	1,853,502
Largan Precision Co. Ltd.	41,000	2,929,043
Merida Industry Co. Ltd.	361,650	1,592,110
Taiwan Semiconductor Manufacturing Co. Ltd.	3,367,000	14,430,749

TOTAL TAIWAN		24,688,666

Thailand - 1.7%
Airports of Thailand PCL (For. Reg.)	249,500	2,655,890
Bangkok Dusit Medical Services PCL (For. Reg.)	3,308,300	2,047,108
Thai Beverage PCL	3,714,700	1,778,124

TOTAL THAILAND		6,481,122

Turkey - 2.3%
Bim Birlesik Magazalar A/S JSC	111,000	1,876,289
Koc Holding A/S	517,000	2,067,580
TAV Havalimanlari Holding A/S	154,000	911,828
Tofas Turk Otomobil Fabrikasi A/S	270,974	1,868,470
Tupras Turkiye Petrol Rafinelleri A/S (a)	84,000	2,128,705

TOTAL TURKEY		8,852,872

United Arab Emirates - 0.6%
DP World Ltd.	125,221	2,172,584
United Kingdom - 2.8%
British American Tobacco PLC (United Kingdom)	31,200	1,738,573
Hikma Pharmaceuticals PLC	59,689	1,722,848
InterContinental Hotel Group PLC	45,200	1,485,384
NMC Health PLC	149,900	2,082,130
Prudential PLC	87,860	1,726,114
Unilever PLC	40,400	1,776,178

TOTAL UNITED KINGDOM		10,531,227

United States of America - 8.3%
A.O. Smith Corp.	24,400	1,704,340
Alphabet, Inc. Class C	2,460	1,827,657
Amazon.com, Inc. (a)	2,800	1,643,600
China Biologic Products, Inc. (a)	13,500	1,731,645
Ecolab, Inc.	15,070	1,625,601
Facebook, Inc. Class A (a)	14,800	1,660,708
International Flavors & Fragrances, Inc.	14,900	1,742,704
MasterCard, Inc. Class A	18,100	1,611,443
McGraw Hill Financial, Inc.	19,800	1,683,396
MercadoLibre, Inc. (b)	16,600	1,630,784
Mettler-Toledo International, Inc. (a)	5,480	1,714,418
Moody's Corp.	18,800	1,675,832
MSCI, Inc. Class A	21,200	1,459,408
NIKE, Inc. Class B	25,600	1,587,456
Philip Morris International, Inc.	17,800	1,602,178
PPG Industries, Inc.	17,900	1,702,648
Sherwin-Williams Co.	7,100	1,815,257
The Walt Disney Co.	14,700	1,408,554
Visa, Inc. Class A	23,200	1,728,168

TOTAL UNITED STATES OF AMERICA		31,555,797

TOTAL COMMON STOCKS
(Cost $381,808,451)		368,192,952

Nonconvertible Preferred Stocks - 1.1%
Brazil - 1.1%
Ambev SA sponsored ADR
(Cost $7,313,849)	913,780	4,267,353

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 0.38% (d)	3,189,681	3,189,681
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	4,854,856	4,854,856
TOTAL MONEY MARKET FUNDS
(Cost $8,044,537)		8,044,537
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $397,166,837)		380,504,842
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(1,055,291)
NET ASSETS - 100%		$379,449,551

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,430,667 or 0.4% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,634
Fidelity Securities Lending Cash Central Fund	8,474
Total	$11,108

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$64,934,270	$17,755,435	$47,178,835	$--
Consumer Staples	50,470,826	15,518,121	34,952,705	--
Energy	5,278,974	4,505,508	773,466	--
Financials	70,481,174	20,771,781	49,709,393	--
Health Care	32,417,740	8,727,242	23,690,498	--
Industrials	40,010,913	17,116,785	22,894,128	--
Information Technology	74,821,881	24,875,910	49,945,971	--
Materials	17,867,602	8,079,277	9,788,325	--
Telecommunication Services	5,382,638	1,748,627	3,634,011	--
Utilities	10,794,287	1,509,214	9,285,073	--
Money Market Funds	8,044,537	8,044,537	--	--
Total Investments in Securities:	$380,504,842	$128,652,437	$251,852,405	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$74,894,662
Level 2 to Level 1	$2,371,099

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $398,461,415. Net unrealized depreciation aggregated $17,956,573, of which $29,400,887 related to appreciated investment securities and $47,357,460 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Global Capital Appreciation Fund

January 31, 2016

AGLO-QTLY-0316
1.813039.111

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
		Shares	Value
Australia - 2.4%
Ausdrill Ltd.		246,041	$41,066
Burson Group Ltd.		147,119	439,581
Corporate Travel Managemnt Ltd.		40,551	345,710
CSG Ltd.		222,798	275,114
Estia Health Ltd.		93,252	452,252
Imdex Ltd. (a)		192,909	27,243
Isentia Group Ltd.		81,260	265,886
Japara Healthcare Ltd.		170,999	350,136
Mantra Group Ltd.		120,570	416,359
Sonic Healthcare Ltd.		18,212	240,096
The Star Entertainment Group Ltd.		103,003	397,585

TOTAL AUSTRALIA			3,251,028

Austria - 0.3%
CA Immobilien Anlagen AG		18,300	313,838
IMMOFINANZ Immobilien Anlagen AG (a)		46,100	86,882

TOTAL AUSTRIA			400,720

Bailiwick of Jersey - 0.3%
Randgold Resources Ltd. sponsored ADR		5,300	374,816
Belgium - 0.3%
Ion Beam Applications SA		10,700	360,674
Bermuda - 1.2%
BW LPG Ltd.		6,900	52,980
Genpact Ltd. (a)		49,400	1,181,648
Great Eagle Holdings Ltd.		34,590	97,156
Hiscox Ltd.		14,815	210,419

TOTAL BERMUDA			1,542,203

Brazil - 0.3%
Cetip SA - Mercados Organizado		37,800	361,386
Direcional Engenharia SA		57,600	47,522
Natura Cosmeticos SA		3,700	20,730

TOTAL BRAZIL			429,638

British Virgin Islands - 0.0%
Epic Gas Ltd. (a)		5,100	2,955
Canada - 3.0%
B2Gold Corp. (a)		99,000	75,616
CCL Industries, Inc. Class B		500	70,490
Colliers International Group, Inc.		8,100	350,406
Descartes Systems Group, Inc. (a)		5,700	101,476
FirstService Corp.		2,700	103,093
Gluskin Sheff + Associates, Inc.		23,300	326,489
New Gold, Inc. (a)		5,700	14,037
North West Co., Inc.		14,300	311,642
Pason Systems, Inc.		4,300	55,035
PrairieSky Royalty Ltd. (b)		22,300	317,412
Premium Brands Holdings Corp.		36,400	1,091,298
Stella-Jones, Inc.		2,000	60,433
Suncor Energy, Inc.		30,900	731,860
Winpak Ltd.		11,400	364,484

TOTAL CANADA			3,973,771

Cayman Islands - 1.7%
3SBio, Inc. (a)		142,500	172,757
Cheung Kong Property Holdings Ltd.		27,000	146,349
Chlitina Holding Ltd.		42,000	412,097
Fu Shou Yuan International Group Ltd.		554,000	398,636
Greatview Aseptic Pack Co. Ltd.		206,000	86,443
HKBN Ltd.		275,000	351,646
Nexteer Auto Group Ltd.		341,000	353,054
Shenzhou International Group Holdings Ltd.		65,000	348,538

TOTAL CAYMAN ISLANDS			2,269,520

China - 0.3%
Beijing Urban Consolidated & Development Group Ltd. (H Shares)		276,000	143,656
Kweichow Moutai Co. Ltd.		10,226	313,742

TOTAL CHINA			457,398

Curacao - 0.2%
Sapiens International Corp. NV		26,281	256,918
Denmark - 1.1%
Ambu A/S Series B		700	21,723
Genmab A/S (a)		6,400	803,692
SimCorp A/S		5,700	279,663
Vestas Wind Systems A/S		6,200	405,693

TOTAL DENMARK			1,510,771

France - 1.6%
ALTEN		6,400	360,242
bioMerieux SA		2,700	339,545
Compagnie Plastic Omnium		18,600	607,323
Les Nouveaux Construct Investment SA		5,700	115,747
Orpea		1,200	94,991
Sartorius Stedim Biotech		600	218,817
SR Teleperformance SA		4,500	374,919

TOTAL FRANCE			2,111,584

Germany - 1.7%
BAUER AG		17,000	260,500
DIC Asset AG		38,500	374,089
GFT Technologies AG		13,400	401,299
MLP AG		12,800	42,392
Nemetschek AG		3,700	169,830
Patrizia Immobilien AG		8,049	205,789
Rational AG		600	269,073
Stroer Out-of-Home Media AG		3,900	229,513
VTG AG (b)		12,600	359,528

TOTAL GERMANY			2,312,013

Greece - 0.1%
Mytilineos Holdings SA		24,600	85,596
Hong Kong - 1.0%
Hang Lung Properties Ltd.		170,000	313,587
MTR Corp. Ltd.		6	27
Sino Land Ltd.		266,127	341,897
Techtronic Industries Co. Ltd.		103,000	390,803
Vitasoy International Holdings Ltd.		186,000	351,700

TOTAL HONG KONG			1,398,014

India - 0.4%
Britannia Industries Ltd.		179	7,124
Dalmia Bharat Ltd. (a)		817	8,853
HDFC Bank Ltd. (a)		13,770	251,085
Pc Jeweller Ltd. (a)		1,028	6,343
Pfizer Ltd.		9,128	301,998

TOTAL INDIA			575,403

Indonesia - 0.2%
PT ACE Hardware Indonesia Tbk		98,900	5,779
PT Astra International Tbk		11,100	5,277
PT Bank Rakyat Indonesia Tbk		283,800	234,058

TOTAL INDONESIA			245,114

Ireland - 2.5%
Accenture PLC Class A		700	73,878
C&C Group PLC		50,629	196,987
Fleetmatics Group PLC (a)		5,500	238,755
Jazz Pharmaceuticals PLC (a)		8,300	1,068,542
Medtronic PLC		23,200	1,761,348

TOTAL IRELAND			3,339,510

Isle of Man - 0.0%
Optimal Payments PLC (a)		3,900	22,470
Israel - 1.6%
Elbit Systems Ltd. (Israel)		4,300	365,860
Frutarom Industries Ltd.		8,400	423,096
Teva Pharmaceutical Industries Ltd. sponsored ADR		20,700	1,272,636

TOTAL ISRAEL			2,061,592

Italy - 0.1%
Mediaset SpA		34,100	114,471
Japan - 7.4%
Ain Holdings, Inc.		8,500	386,226
Ariake Japan Co. Ltd.		7,900	442,892
Asahi Co. Ltd.		87,100	1,090,488
Astellas Pharma, Inc.		23,900	330,933
Broadleaf Co. Ltd.		19,300	178,533
Chodai Co. Ltd.		27,500	95,184
FJ Next Co. Ltd.		18,600	80,286
Gulliver International Co. Ltd. (b)		37,200	405,078
Hoya Corp.		28,600	1,104,025
JK Holdings Co. Ltd.		16,200	65,479
KDDI Corp.		15,000	379,839
Kinugawa Rubber Industrial Co. Ltd.		82,000	429,710
Koshidaka Holdings Co. Ltd.		15,200	277,020
Makita Corp.		6,700	377,121
Misumi Group, Inc.		15,600	190,775
Monex Group, Inc.		132,300	335,728
NEC Corp.		108,000	286,042
Olympus Corp.		26,600	1,037,237
Open House Co. Ltd.		24,700	466,036
Sakai Heavy Industries Ltd.		36,000	59,305
Seikitokyu Kogyo Co. Ltd.		67,700	314,645
Sohgo Security Services Co., Ltd.		4,400	214,954
Temp Holdings Co., Ltd.		13,200	195,297
Tsuruha Holdings, Inc.		6,900	572,595
United Arrows Ltd.		9,700	469,171

TOTAL JAPAN			9,784,599

Korea (South) - 0.4%
Fila Korea Ltd.		1,480	119,353
LG Household & Health Care Ltd.		16	13,236
Osstem Implant Co. Ltd. (a)		6,209	427,197

TOTAL KOREA (SOUTH)			559,786

Liberia - 0.2%
Royal Caribbean Cruises Ltd.		2,900	237,684
Luxembourg - 0.5%
Stabilus SA (a)		13,900	602,961
Malaysia - 1.1%
Inari Amertron Bhd		500,625	390,739
Kossan Rubber Industries Bhd		20,300	34,776
My E.G.Services Bhd		1,052,600	581,737
Top Glove Corp. Bhd		353,200	462,024

TOTAL MALAYSIA			1,469,276

Marshall Islands - 0.1%
StealthGas, Inc. (a)		46,700	126,090
Mexico - 1.1%
Controladora Vuela Compania de Aviacion S.A.B. de CV (a)		141,100	238,982
Grupo Aeroportuario del Pacifico SA de CV Series B		4,900	41,155
Grupo Lala S.A.B. de CV		162,700	385,362
Promotora y Operadora de Infraestructura S.A.B. de CV		30,500	348,523
Unifin Financiera SAPI de CV (a)		152,200	445,328

TOTAL MEXICO			1,459,350

Netherlands - 1.1%
Euronext NV		10,900	528,393
Grandvision NV		12,900	359,608
Heijmans NV (Certificaten Van Aandelen) (a)		12,700	97,930
LyondellBasell Industries NV Class A		3,800	296,286
Nsi NV		35,061	142,820

TOTAL NETHERLANDS			1,425,037

New Zealand - 0.3%
Fisher & Paykel Healthcare Corp.		19,592	109,741
Sky City Entertainment Group Ltd.		109,646	331,576

TOTAL NEW ZEALAND			441,317

Norway - 0.2%
XXL ASA		29,300	308,388
Panama - 0.1%
Copa Holdings SA Class A		3,800	178,980
Poland - 0.0%
Kruk SA		1,300	52,113
South Africa - 0.1%
Transaction Capital Ltd.		166,700	115,598
Sweden - 0.6%
Betsson AB (B Shares)		10,600	169,438
Indutrade AB		7,000	372,665
ITAB Shop Concept AB		6,800	199,505

TOTAL SWEDEN			741,608

Switzerland - 1.3%
Chubb Ltd.		9,200	1,040,244
Lonza Group AG		3,006	460,517
u-blox Holding AG		1,430	288,443

TOTAL SWITZERLAND			1,789,204

Taiwan - 0.5%
Aerospace Industries Development Corp.		4,000	4,589
Hota Industrial Manufacturing Co. Ltd.		95,000	397,448
Sporton International, Inc.		27,561	165,142
Voltronic Power Technology Corp.		3,150	48,776

TOTAL TAIWAN			615,955

Thailand - 1.8%
Airports of Thailand PCL (For. Reg.)		39,300	418,343
Bangkok Airways PCL		760,300	523,765
Eastern Polymer Group PCL		1,347,400	504,060
Kasikornbank PCL (For. Reg.)		17,900	86,072
KCE Electronics PCL		7,500	16,106
MC Group PCL		11,400	3,752
Muangthai Leasing PCL		647,100	374,685
Srisawad Power 1979 PCL		302,300	401,257

TOTAL THAILAND			2,328,040

Turkey - 0.5%
Aksa Akrilik Kimya Sanayii		72,000	250,183
Turk Tuborg Bira ve Malt Sanayii A/S (a)		165,000	373,477

TOTAL TURKEY			623,660

United Kingdom - 3.4%
Alliance Pharma PLC		518,400	369,692
Bellway PLC		7,800	309,720
Crest Nicholson PLC		34,400	281,308
Domino's Pizza UK & IRL PLC		10,500	147,709
Ensco PLC Class A		19,700	192,666
Lloyds Banking Group PLC		299,900	280,964
Micro Focus International PLC		21,600	427,835
Moneysupermarket.com Group PLC		134,000	648,374
Redrow PLC		43,072	273,740
Rightmove PLC		5,600	319,528
Steris PLC		10,900	754,716
SuperGroup PLC		14,700	308,503
U & I Group PLC		26,800	80,867
Virgin Money Holdings Uk PLC		16,200	72,922

TOTAL UNITED KINGDOM			4,468,544

United States of America - 53.5%
Abraxas Petroleum Corp. (a)(b)		408,100	465,234
Adobe Systems, Inc. (a)		11,300	1,007,169
AFLAC, Inc.		5,500	318,780
Air Lease Corp. Class A		5,300	136,528
Albemarle Corp. U.S.		14,300	752,752
Alliance Data Systems Corp. (a)		4,100	819,139
Alphabet, Inc.:
Class A		2,100	1,598,835
Class C		1,259	935,374
AMC Networks, Inc. Class A (a)		8,900	647,831
American Tower Corp.		3,600	339,624
Amgen, Inc.		9,400	1,435,662
Amplify Snack Brands, Inc. (b)		31,500	340,200
Apache Corp.		15,200	646,608
AT&T, Inc.		9,500	342,570
Atmel Corp.		40,500	326,430
AutoZone, Inc. (a)		600	460,434
Baker Hughes, Inc.		3,900	169,689
Bank of America Corp.		40,600	574,084
Becton, Dickinson & Co.		8,000	1,162,960
Biogen, Inc. (a)		4,600	1,256,076
Blackhawk Network Holdings, Inc. (a)		26,600	1,002,554
Boise Cascade Co. (a)		8,400	173,544
Boston Scientific Corp. (a)		68,300	1,197,299
Broadcom Corp. Class A		7,000	382,690
Cadence Design Systems, Inc. (a)		17,000	332,520
Campbell Soup Co.		6,100	344,101
Capital One Financial Corp.		12,200	800,564
CarMax, Inc. (a)		7,000	309,260
Catalent, Inc. (a)		24,800	583,544
CDW Corp.		31,400	1,207,330
CEB, Inc.		5,000	294,900
Celgene Corp. (a)		2,000	200,640
Cigna Corp.		7,600	1,015,360
CIT Group, Inc.		16,900	496,015
Citigroup, Inc.		32,700	1,392,366
CMS Energy Corp.		8,800	342,144
Colfax Corp. (a)		12,600	278,964
Continental Resources, Inc. (a)		7,800	164,658
Cree, Inc. (a)		20,300	569,009
Cummins, Inc.		3,100	278,659
CVB Financial Corp.		45,600	698,136
Deere & Co.		2,700	207,927
Dermira, Inc. (a)		3,100	86,800
DeVry, Inc.		13,900	276,610
Discover Financial Services		10,400	476,216
Eastman Chemical Co.		4,200	257,082
Electronic Arts, Inc. (a)		16,300	1,052,084
Ethan Allen Interiors, Inc.		11,400	304,380
Expedia, Inc.		1,500	151,560
Extra Space Storage, Inc.		2,200	199,518
Facebook, Inc. Class A (a)		6,200	695,702
Fair Isaac Corp.		9,300	888,801
First Republic Bank		16,900	1,149,200
Fortune Brands Home & Security, Inc.		8,200	398,438
Fox Factory Holding Corp. (a)		28,700	424,473
Global Payments, Inc.		23,800	1,403,010
Greenhill & Co., Inc.		6,800	161,704
Halliburton Co.		18,300	581,757
Harris Corp.		11,000	956,670
Helmerich & Payne, Inc.		2,300	116,840
Hilltop Holdings, Inc. (a)		9,800	156,506
Hologic, Inc. (a)		11,500	390,310
Hooker Furniture Corp.		24,900	714,879
Houghton Mifflin Harcourt Co. (a)		19,800	353,232
Interpublic Group of Companies, Inc.		41,000	920,040
Interval Leisure Group, Inc.		6,400	75,392
IPG Photonics Corp. (a)		5,800	468,814
Johnson & Johnson		3,800	396,872
Johnson Controls, Inc.		400	14,348
Kate Spade & Co. (a)		17,400	309,894
Keysight Technologies, Inc. (a)		2,000	46,800
Kroger Co.		14,900	578,269
Laboratory Corp. of America Holdings (a)		4,500	505,575
Ladder Capital Corp. Class A		8,419	92,609
Lakeland Financial Corp.		11,100	486,069
Las Vegas Sands Corp.		2,300	103,730
Lennar Corp. Class A		15,800	665,970
Lennox International, Inc.		9,300	1,114,326
M&T Bank Corp.		3,100	341,558
Malibu Boats, Inc. Class A (a)		52,300	683,561
Marsh & McLennan Companies, Inc.		2,700	143,991
Matthews International Corp. Class A		6,600	329,406
Maxim Integrated Products, Inc.		19,500	651,300
Mohawk Industries, Inc. (a)		1,200	199,692
News Corp. Class A		900	11,673
Northrop Grumman Corp.		4,800	888,288
NVR, Inc. (a)		400	660,400
Oaktree Capital Group LLC Class A		1,500	65,640
Omega Flex, Inc.		23,679	700,898
Omnicom Group, Inc.		5,500	403,425
Opus Bank		2,700	89,073
PDC Energy, Inc. (a)		1,900	108,053
Praxair, Inc.		3,100	310,000
Priceline Group, Inc. (a)		800	851,976
Procter & Gamble Co.		5,400	441,126
Progressive Corp.		15,200	475,000
PulteGroup, Inc.		60,300	1,010,628
PVH Corp.		4,400	322,872
Qualcomm, Inc.		13,800	625,692
Regions Financial Corp.		41,800	339,416
ResMed, Inc.		7,419	420,657
Rexnord Corp. (a)		64,200	1,050,954
Rockwell Collins, Inc.		4,400	355,872
Ruth's Hospitality Group, Inc.		53,100	862,875
Semtech Corp. (a)		3,900	78,390
SLM Corp. (a)		62,000	396,800
SM Energy Co.		11,900	166,362
Southwestern Energy Co. (a)(b)		55,700	495,173
Sportsman's Warehouse Holdings, Inc. (a)		21,900	287,109
SS&C Technologies Holdings, Inc.		3,600	231,444
Stanley Black & Decker, Inc.		3,700	349,058
Store Capital Corp.		34,300	850,297
Surgery Partners, Inc. (a)		9,200	148,212
Surgical Care Affiliates, Inc. (a)		9,900	422,433
Synchrony Financial (a)		11,800	335,356
Syntel, Inc. (a)		3,200	151,488
Tenneco, Inc. (a)		4,900	187,229
Thermo Fisher Scientific, Inc.		9,800	1,294,188
Tile Shop Holdings, Inc. (a)		24,100	364,151
TJX Companies, Inc.		5,600	398,944
Toll Brothers, Inc. (a)		31,800	878,316
Total System Services, Inc.		13,600	546,176
Twenty-First Century Fox, Inc. Class B		18,200	493,220
U.S. Bancorp		10,900	436,654
UMB Financial Corp.		13,000	609,700
Vantiv, Inc. (a)		27,900	1,312,695
Visa, Inc. Class A		8,800	655,512
VSE Corp.		15,394	923,640
Walgreens Boots Alliance, Inc.		8,100	645,732
WESCO International, Inc. (a)		7,800	314,964
Western Digital Corp.		12,900	618,942
WestRock Co.		11,300	398,664
Xcel Energy, Inc.		8,800	336,336
Xylem, Inc.		24,200	869,990
Yum! Brands, Inc.		2,200	159,214
Zimmer Biomet Holdings, Inc.		3,500	347,410

TOTAL UNITED STATES OF AMERICA			71,030,468

TOTAL COMMON STOCKS
(Cost $124,367,664)			125,454,837

Nonconvertible Preferred Stocks - 0.3%
Brazil - 0.0%
Banco do Estado Rio Grande do Sul SA		36,300	40,386
Germany - 0.3%
Sartorius AG (non-vtg.)		1,600	411,543
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $317,351)			451,929
		Principal Amount	Value

Nonconvertible Bonds - 0.0%
Canada - 0.0%
Constellation Software, Inc. 8.5% 3/31/40 (Cost $4,990)(c)	CAD	5,600	4,337
		Shares	Value

Money Market Funds - 6.1%
Fidelity Cash Central Fund, 0.38% (d)		6,461,295	6,461,295
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)		1,580,587	1,580,587
TOTAL MONEY MARKET FUNDS
(Cost $8,041,882)			8,041,882
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $132,731,887)			133,952,985
NET OTHER ASSETS (LIABILITIES) - (0.9)%			(1,257,914)
NET ASSETS - 100%			$132,695,071

Currency Abbreviations

CAD – Canadian dollar

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,600
Fidelity Securities Lending Cash Central Fund	4,041
Total	$8,641

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$23,863,975	$14,374,283	$9,489,692	$--
Consumer Staples	7,228,536	4,531,937	2,696,599	--
Energy	4,393,372	4,337,437	55,935	--
Financials	19,762,951	14,144,321	5,618,630	--
Health Care	23,825,606	15,830,981	7,994,625	--
Industrials	15,467,210	9,666,312	5,800,898	--
Information Technology	25,329,086	20,417,245	4,911,841	--
Materials	4,283,495	3,571,300	712,195	--
Telecommunication Services	1,074,055	342,570	731,485	--
Utilities	678,480	678,480	--	--
Corporate Bonds	4,337	--	4,337	--
Money Market Funds	8,041,882	8,041,882	--	--
Total Investments in Securities:	$133,952,985	$95,936,748	$38,016,237	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$13,787,041
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality.The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $133,287,549. Net unrealized appreciation aggregated $665,436, of which $12,578,504 related to appreciated investment securities and $11,913,068 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Global Equity Income Fund

January 31, 2016

AGED-QTLY-0316
1.938156.103

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.1%
	Shares	Value
Australia - 0.5%
Telstra Corp. Ltd.	17,658	$71,150
Bailiwick of Jersey - 1.5%
Shire PLC	1,319	73,985
Wolseley PLC	2,759	136,865

TOTAL BAILIWICK OF JERSEY		210,850

Belgium - 0.7%
Anheuser-Busch InBev SA NV	800	100,613
Canada - 3.3%
Constellation Software, Inc.	200	72,810
Fairfax Financial Holdings Ltd. (sub. vtg.)	150	77,234
Imperial Oil Ltd.	2,370	72,662
Potash Corp. of Saskatchewan, Inc.	2,190	35,705
PrairieSky Royalty Ltd.	910	12,953
Suncor Energy, Inc.	7,910	187,347

TOTAL CANADA		458,711

Cayman Islands - 0.3%
SITC International Holdings Co. Ltd.	95,000	44,093
Chile - 0.4%
Vina San Pedro SA	6,757,835	63,088
France - 2.3%
Cegedim SA (a)	1,000	29,866
Renault SA	1,156	98,090
Sanofi SA	2,414	200,750

TOTAL FRANCE		328,706

Germany - 1.2%
adidas AG	340	35,011
AURELIUS AG	1,469	74,166
Muenchener Rueckversicherungs AG	330	63,582

TOTAL GERMANY		172,759

Hong Kong - 2.0%
HKT Trust/HKT Ltd. unit	81,280	106,923
Techtronic Industries Co. Ltd.	44,500	168,842

TOTAL HONG KONG		275,765

Indonesia - 0.6%
PT Bank Central Asia Tbk	81,900	78,529
Ireland - 4.5%
Accenture PLC Class A	2,707	285,697
Greencore Group PLC	24,039	133,536
Medtronic PLC	2,901	220,244

TOTAL IRELAND		639,477

Isle of Man - 1.3%
Optimal Payments PLC (a)	16,800	96,793
Playtech Ltd.	7,839	86,147

TOTAL ISLE OF MAN		182,940

Israel - 3.5%
Bezeq The Israel Telecommunication Corp. Ltd.	46,300	99,139
Cellcom Israel Ltd. (Israel) (a)	9,378	59,903
Partner Communications Co. Ltd. (a)	10,250	46,064
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	900	38,856
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,966	243,830

TOTAL ISRAEL		487,792

Italy - 0.2%
Astaldi SpA	5,300	26,704
Japan - 11.6%
A/S One Corp.	2,000	69,822
Astellas Pharma, Inc.	16,300	225,699
Broadleaf Co. Ltd.	4,800	44,402
Daiichikosho Co. Ltd.	4,000	161,245
Daito Trust Construction Co. Ltd.	1,000	127,136
Hoya Corp.	6,200	239,334
Japan Tobacco, Inc.	2,600	101,826
KDDI Corp.	4,300	108,887
NEC Corp.	33,000	87,402
Olympus Corp.	3,800	148,177
ORIX Corp.	3,200	45,256
Shinsei Bank Ltd.	53,000	82,837
Sony Corp.	3,300	76,591
Tsuruha Holdings, Inc.	900	74,686
United Arrows Ltd.	1,000	48,368

TOTAL JAPAN		1,641,668

Netherlands - 1.1%
Altice NV Class A (a)	3,385	48,818
LyondellBasell Industries NV Class A	1,400	109,158

TOTAL NETHERLANDS		157,976

Singapore - 0.5%
United Overseas Bank Ltd.	5,625	71,509
South Africa - 0.8%
Capitec Bank Holdings Ltd.	2,000	60,912
EOH Holdings Ltd.	3,400	28,832
Lewis Group Ltd.	10,100	27,819

TOTAL SOUTH AFRICA		117,563

Sweden - 0.5%
Sandvik AB	7,890	66,026
Switzerland - 2.0%
Banque Cantonale Vaudoise	100	60,374
Chubb Ltd.	1,339	151,401
Sika AG	20	71,573

TOTAL SWITZERLAND		283,348

Taiwan - 2.2%
ECLAT Textile Co. Ltd.	3,000	42,549
ECLAT Textile Co. Ltd. rights 2/16/16	22	100
King's Town Bank	20,000	12,598
Taiwan Semiconductor Manufacturing Co. Ltd.	61,000	261,442

TOTAL TAIWAN		316,689

United Kingdom - 12.5%
British American Tobacco PLC (United Kingdom)	3,530	196,704
Hilton Food Group PLC	11,081	82,756
Howden Joinery Group PLC	5,945	42,582
Imperial Tobacco Group PLC	3,515	190,322
ITV PLC	55,347	211,585
Lloyds Banking Group PLC	177,262	166,069
Micro Focus International PLC	7,831	155,110
Reckitt Benckiser Group PLC	1,125	100,059
SABMiller PLC	1,298	77,728
St. James's Place Capital PLC	5,729	78,438
Tesco PLC (a)	17,727	44,107
The Restaurant Group PLC	2,971	22,635
WH Smith PLC	8,430	222,449
Whitbread PLC	1,188	68,085
William Hill PLC	18,899	105,214

TOTAL UNITED KINGDOM		1,763,843

United States of America - 39.6%
American Tower Corp.	1,392	131,321
Amgen, Inc.	775	118,366
Apple, Inc.	3,155	307,108
Bank of America Corp.	12,088	170,924
BWX Technologies, Inc.	4,626	138,502
C.H. Robinson Worldwide, Inc.	368	23,835
Chevron Corp.	2,874	248,515
Comcast Corp. Class A	2,171	120,946
CVB Financial Corp.	5,764	88,247
CVS Health Corp.	2,617	252,776
Danaher Corp.	1,826	158,223
Deere & Co.	542	41,739
Deluxe Corp.	349	19,509
Diamond Hill Investment Group, Inc.	528	89,258
Dr. Pepper Snapple Group, Inc.	1,368	128,373
EMC Corp.	3,632	89,965
Exxon Mobil Corp.	2,765	215,255
First NBC Bank Holding Co. (a)	400	12,556
General Electric Co.	9,759	283,987
H&R Block, Inc.	2,759	93,944
HP, Inc.	4,861	47,200
IBM Corp.	1,069	133,401
Johnson & Johnson	3,632	379,323
JPMorgan Chase & Co.	4,814	286,433
McGraw Hill Financial, Inc.	1,225	104,150
Microsoft Corp.	5,045	277,929
Oracle Corp.	4,408	160,054
PepsiCo, Inc.	1,806	179,336
Procter & Gamble Co.	2,211	180,617
Roper Technologies, Inc.	426	74,835
SunTrust Banks, Inc.	2,698	98,693
Target Corp.	3,469	251,225
The Coca-Cola Co.	3,753	161,079
U.S. Bancorp	4,216	168,893
VF Corp.	740	46,324
Wells Fargo & Co.	4,759	239,045
Western Digital Corp.	1,400	67,172

TOTAL UNITED STATES OF AMERICA		5,589,058

TOTAL COMMON STOCKS
(Cost $12,937,769)		13,148,857

Nonconvertible Preferred Stocks - 0.1%
Germany - 0.1%
Volkswagen AG
(Cost $21,828)	150	17,468
	Principal Amount(b)	Value

Nonconvertible Bonds - 0.0%
Canada - 0.0%
Constellation Software, Inc. 8.5% 3/31/40 (c) (Cost $429)	500	387
	Shares	Value

Money Market Funds - 3.3%
Fidelity Cash Central Fund, 0.38% (d)
(Cost $456,880)	456,880	456,880
TOTAL INVESTMENT PORTFOLIO - 96.5%
(Cost $13,416,906)		13,623,592
NET OTHER ASSETS (LIABILITIES) - 3.5%		497,401
NET ASSETS - 100%		$14,120,993

Currency Abbreviations

CAD – Canadian dollar

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Amount is stated in United States dollars unless otherwise noted.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$387
Total	$387

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,909,890	$512,439	$1,397,451	$--
Consumer Staples	2,106,462	1,004,125	1,102,337	--
Energy	736,732	736,732	--	--
Financials	2,539,561	1,618,155	921,406	--
Health Care	1,949,396	961,763	987,633	--
Industrials	1,014,318	740,630	273,688	--
Information Technology	2,201,464	1,441,336	760,128	--
Materials	216,436	144,863	71,573	--
Telecommunication Services	492,066	205,106	286,960	--
Corporate Bonds	387	--	387	--
Money Market Funds	456,880	456,880	--	--
Total Investments in Securities:	$13,623,592	$7,822,029	$5,801,563	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$1,787,858
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $13,493,279. Net unrealized appreciation aggregated $130,313, of which $1,114,304 related to appreciated investment securities and $983,991 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® International Capital Appreciation Fund

January 31, 2016

AICAP-QTLY-0316
1.813045.111

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Australia - 3.4%
Amcor Ltd.	127,529	$1,216,112
Carsales.com Ltd. (a)	122,357	1,034,004
CSL Ltd.	20,245	1,508,031
Ramsay Health Care Ltd.	24,086	1,045,726
realestate.com.au Ltd.	28,005	1,062,992
Sydney Airport unit	251,148	1,182,630
Transurban Group unit	164,131	1,265,396

TOTAL AUSTRALIA		8,314,891

Bailiwick of Jersey - 1.1%
Experian PLC	72,500	1,236,768
WPP PLC	65,200	1,417,937

TOTAL BAILIWICK OF JERSEY		2,654,705

Belgium - 1.5%
Anheuser-Busch InBev SA NV	20,420	2,568,152
Ontex Group NV	28,200	1,045,085

TOTAL BELGIUM		3,613,237

Bermuda - 0.4%
Axalta Coating Systems (b)	46,100	1,097,641
Canada - 1.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	30,580	1,331,122
Canadian National Railway Co.	31,080	1,685,007
Constellation Software, Inc.	3,480	1,266,900

TOTAL CANADA		4,283,029

Cayman Islands - 2.3%
Alibaba Group Holding Ltd. sponsored ADR (b)	23,350	1,565,151
Baidu.com, Inc. sponsored ADR (b)	8,520	1,391,060
Tencent Holdings Ltd.	140,400	2,637,653

TOTAL CAYMAN ISLANDS		5,593,864

Denmark - 1.6%
Coloplast A/S Series B	13,830	1,135,420
Novo Nordisk A/S Series B sponsored ADR	48,260	2,696,286

TOTAL DENMARK		3,831,706

Finland - 0.5%
Sampo Oyj (A Shares)	26,800	1,297,770
France - 3.7%
Capgemini SA	13,000	1,187,950
Christian Dior SA	7,000	1,183,886
Dassault Systemes SA	15,300	1,182,591
Essilor International SA	10,743	1,332,796
Hermes International SCA	3,370	1,146,519
L'Oreal SA	9,800	1,675,062
Sodexo SA (a)	12,060	1,181,138

TOTAL FRANCE		8,889,942

Germany - 7.8%
adidas AG	12,700	1,307,752
Axel Springer Verlag AG	21,800	1,135,180
Bayer AG	21,420	2,410,741
CTS Eventim AG	30,652	1,127,563
Fresenius Medical Care AG & Co. KGaA	15,700	1,394,328
Fresenius SE & Co. KGaA	21,200	1,406,787
Henkel AG & Co. KGaA	15,413	1,421,225
ProSiebenSat.1 Media AG	22,190	1,108,699
SAP AG	27,230	2,169,821
Scout24 Holding GmbH (b)	31,100	1,035,457
Stroer Out-of-Home Media AG (a)	18,800	1,106,369
Symrise AG	16,500	1,070,012
United Internet AG	21,711	1,123,619
Wirecard AG (a)	21,400	1,082,216

TOTAL GERMANY		18,899,769

Hong Kong - 1.3%
AIA Group Ltd.	390,600	2,171,527
Techtronic Industries Co. Ltd.	273,000	1,035,817

TOTAL HONG KONG		3,207,344

India - 4.2%
Adani Ports & Special Economic Zone (b)	331,255	1,044,417
Amara Raja Batteries Ltd. (b)	78,850	979,172
Asian Paints India Ltd.	84,460	1,087,121
Colgate-Palmolive (India)	79,043	1,002,101
GlaxoSmithKline Consumer Healthcare Ltd. (b)	11,943	1,028,778
HDFC Bank Ltd. (b)	58,721	1,070,732
Housing Development Finance Corp. Ltd.	82,144	1,437,947
ITC Ltd.	251,057	1,190,448
Tata Consultancy Services Ltd.	35,373	1,251,206

TOTAL INDIA		10,091,922

Indonesia - 1.0%
PT Bank Central Asia Tbk	1,326,300	1,271,711
PT Bank Rakyat Indonesia Tbk	1,494,600	1,232,638

TOTAL INDONESIA		2,504,349

Ireland - 3.2%
Accenture PLC Class A	10,400	1,097,616
Allegion PLC	17,690	1,071,306
Kerry Group PLC Class A	13,790	1,124,475
Kingspan Group PLC (Ireland)	43,760	1,126,842
Medtronic PLC	13,670	1,037,826
Paddy Power PLC (Ireland)	7,562	1,129,480
Ryanair Holdings PLC sponsored ADR	14,069	1,102,306

TOTAL IRELAND		7,689,851

Isle of Man - 0.4%
Playtech Ltd.	97,536	1,071,873
Israel - 1.7%
Check Point Software Technologies Ltd. (b)	13,680	1,078,121
Frutarom Industries Ltd.	21,900	1,103,073
Teva Pharmaceutical Industries Ltd. sponsored ADR	30,530	1,876,984

TOTAL ISRAEL		4,058,178

Italy - 0.9%
Atlantia SpA	46,905	1,229,022
Recordati SpA	40,821	1,011,755

TOTAL ITALY		2,240,777

Japan - 5.9%
Astellas Pharma, Inc.	103,800	1,437,273
Daito Trust Construction Co. Ltd.	9,500	1,207,792
Dentsu, Inc.	22,000	1,169,217
Hoya Corp.	31,500	1,215,972
Kansai Paint Co. Ltd.	75,500	1,054,844
Keyence Corp.	2,837	1,338,740
Misumi Group, Inc.	76,000	929,417
Nippon Paint Holdings Co. Ltd.	54,800	1,047,463
OBIC Co. Ltd.	8,600	445,479
Olympus Corp.	29,900	1,165,917
Sundrug Co. Ltd.	15,400	1,020,236
Tsuruha Holdings, Inc.	12,300	1,020,713
Unicharm Corp.	58,600	1,143,866

TOTAL JAPAN		14,196,929

Korea (South) - 1.1%
AMOREPACIFIC Group, Inc.	8,531	1,061,248
LG Household & Health Care Ltd.	1,034	855,389
NAVER Corp.	1,661	869,118

TOTAL KOREA (SOUTH)		2,785,755

Luxembourg - 0.5%
Eurofins Scientific SA	3,520	1,154,786
Mexico - 1.7%
Grupo Aeroportuario del Pacifico SA de CV Series B	123,900	1,040,643
Grupo Aeroportuario del Sureste SA de CV Series B	84,620	1,156,788
Grupo Aeroportuario Norte S.A.B. de CV	225,303	1,048,273
Megacable Holdings S.A.B. de CV unit	273,600	1,002,972

TOTAL MEXICO		4,248,676

Netherlands - 1.0%
Heineken Holding NV	18,400	1,408,115
IMCD Group BV	28,500	1,010,345

TOTAL NETHERLANDS		2,418,460

Norway - 0.4%
Schibsted ASA (A Shares)	35,000	1,027,290
Philippines - 2.9%
Ayala Corp.	88,300	1,263,041
Ayala Land, Inc.	1,717,200	1,138,224
GT Capital Holdings, Inc.	42,175	1,145,350
International Container Terminal Services, Inc.	828,800	1,060,322
SM Investments Corp.	66,305	1,158,307
SM Prime Holdings, Inc.	2,599,800	1,161,555

TOTAL PHILIPPINES		6,926,799

South Africa - 1.1%
Discovery Ltd.	77,600	632,635
Naspers Ltd. Class N	15,680	1,981,531

TOTAL SOUTH AFRICA		2,614,166

Spain - 2.2%
Aena SA	10,430	1,161,318
Amadeus IT Holding SA Class A	33,560	1,370,548
Grifols SA ADR	78,660	1,142,143
Inditex SA	47,505	1,563,353

TOTAL SPAIN		5,237,362

Sweden - 1.6%
ASSA ABLOY AB (B Shares)	62,218	1,318,719
Hexagon AB (B Shares)	33,500	1,117,103
Svenska Cellulosa AB (SCA) (B Shares)	46,000	1,363,332

TOTAL SWEDEN		3,799,154

Switzerland - 4.3%
BB BIOTECH AG	4,600	1,068,866
Givaudan SA	695	1,301,516
Kaba Holding AG (B Shares) (Reg.)	1,632	1,008,164
Nestle SA	61,969	4,565,407
Partners Group Holding AG	3,350	1,208,193
Sika AG	354	1,266,838

TOTAL SWITZERLAND		10,418,984

Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	114,400	2,556,840
Thailand - 0.5%
Airports of Thailand PCL (For. Reg.)	109,300	1,163,482
United Arab Emirates - 0.4%
DP World Ltd.	58,805	1,020,267
United Kingdom - 15.0%
Aon PLC	12,150	1,067,135
ARM Holdings PLC	88,900	1,268,192
Associated British Foods PLC	29,500	1,330,851
Auto Trader Group PLC	188,600	1,058,734
Berkeley Group Holdings PLC	20,830	1,053,094
British American Tobacco PLC (United Kingdom)	48,400	2,697,017
Bunzl PLC	43,500	1,163,737
Compass Group PLC	80,841	1,391,264
Dignity PLC	32,367	1,086,825
Diploma PLC	104,990	1,005,718
Essentra PLC	91,900	965,760
Halma PLC	89,100	1,066,191
Hargreaves Lansdown PLC	57,400	1,119,043
Howden Joinery Group PLC	144,203	1,032,887
Imperial Tobacco Group PLC	33,826	1,831,531
InterContinental Hotel Group PLC	34,200	1,123,897
Intertek Group PLC	27,700	1,122,709
ITV PLC	311,700	1,191,590
London Stock Exchange Group PLC	36,563	1,294,674
Moneysupermarket.com Group PLC	211,000	1,020,946
Persimmon PLC	42,400	1,237,202
Prudential PLC	95,697	1,880,081
Reckitt Benckiser Group PLC	21,530	1,914,902
Rightmove PLC	19,430	1,108,650
St. James's Place Capital PLC	85,219	1,166,761
The Restaurant Group PLC	145,015	1,104,797
Unilever PLC	67,800	2,980,813

TOTAL UNITED KINGDOM		36,285,001

United States of America - 22.6%
A.O. Smith Corp.	15,697	1,096,435
Acuity Brands, Inc.	5,340	1,080,976
Adobe Systems, Inc. (b)	12,330	1,098,973
Alphabet, Inc. Class C	1,460	1,084,707
Altria Group, Inc.	17,690	1,081,036
Amazon.com, Inc. (b)	1,830	1,074,210
AMETEK, Inc.	20,900	983,345
Amphenol Corp. Class A	22,178	1,099,363
AutoZone, Inc. (b)	1,401	1,075,113
Cerner Corp. (b)	18,830	1,092,328
Colgate-Palmolive Co.	16,480	1,112,894
Constellation Brands, Inc. Class A (sub. vtg.)	7,000	1,067,360
CVS Health Corp.	10,620	1,025,786
Danaher Corp.	12,570	1,089,191
Domino's Pizza, Inc.	9,390	1,069,803
Ecolab, Inc.	10,190	1,099,195
Estee Lauder Companies, Inc. Class A	12,690	1,081,823
Facebook, Inc. Class A (b)	10,560	1,184,938
FactSet Research Systems, Inc.	7,000	1,054,900
Fiserv, Inc. (b)	11,559	1,093,019
FleetCor Technologies, Inc. (b)	8,520	1,046,597
Gartner, Inc. Class A (b)	12,210	1,073,137
Henry Schein, Inc. (b)	6,650	1,007,076
Home Depot, Inc.	8,480	1,066,445
International Flavors & Fragrances, Inc.	9,300	1,087,728
Kimberly-Clark Corp.	8,000	1,027,360
L Brands, Inc.	10,770	1,035,536
MasterCard, Inc. Class A	12,410	1,104,862
McGraw Hill Financial, Inc.	12,604	1,071,592
MercadoLibre, Inc.	10,520	1,033,485
Mettler-Toledo International, Inc. (b)	3,400	1,063,690
Molson Coors Brewing Co. Class B	11,890	1,075,807
Moody's Corp.	11,600	1,034,024
MSCI, Inc. Class A	15,970	1,099,375
NIKE, Inc. Class B	17,440	1,081,454
O'Reilly Automotive, Inc. (b)	4,200	1,095,780
PayPal Holdings, Inc. (b)	32,430	1,172,020
Philip Morris International, Inc.	11,890	1,070,219
PPG Industries, Inc.	11,070	1,052,978
Priceline Group, Inc. (b)	1,036	1,103,309
Reynolds American, Inc.	21,270	1,062,437
ServiceMaster Global Holdings, Inc. (b)	26,180	1,105,058
Sherwin-Williams Co.	4,320	1,104,494
Snap-On, Inc.	6,710	1,084,068
SS&C Technologies Holdings, Inc.	15,630	1,004,853
Starbucks Corp.	17,280	1,050,106
The Walt Disney Co.	11,093	1,062,931
Thermo Fisher Scientific, Inc.	8,000	1,056,480
TJX Companies, Inc.	14,990	1,067,888
TransDigm Group, Inc. (b)	4,540	1,020,274
Visa, Inc. Class A	14,470	1,077,870

TOTAL UNITED STATES OF AMERICA		54,744,328

TOTAL COMMON STOCKS
(Cost $236,871,616)		239,939,127

Nonconvertible Preferred Stocks - 0.5%
Germany - 0.5%
Sartorius AG (non-vtg.)
(Cost $632,613)	4,277	1,100,106

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 0.38% (c)	2,291,106	2,291,106
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	2,899,323	2,899,323
TOTAL MONEY MARKET FUNDS
(Cost $5,190,429)		5,190,429
TOTAL INVESTMENT PORTFOLIO - 101.6%
(Cost $242,694,658)		246,229,662
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(3,788,400)
NET ASSETS - 100%		$242,441,262

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,650
Fidelity Securities Lending Cash Central Fund	6,207
Total	$7,857

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$42,796,884	$13,890,605	$28,906,279	$--
Consumer Staples	45,184,590	10,935,844	34,248,746	--
Financials	27,026,700	5,327,026	21,699,674	--
Health Care	29,361,317	10,972,813	18,388,504	--
Industrials	34,645,364	14,478,879	20,166,485	--
Information Technology	46,469,603	22,029,512	24,440,091	--
Materials	15,554,775	6,545,109	9,009,666	--
Money Market Funds	5,190,429	5,190,429	--	--
Total Investments in Securities:	$246,229,662	$89,370,217	$156,859,445	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$64,151,206
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $243,693,153. Net unrealized appreciation aggregated $2,536,509, of which $12,892,643 related to appreciated investment securities and $10,356,134 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Overseas Fund

January 31, 2016

OS-QTLY-0316
1.813050.111

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.7%
	Shares	Value (000s)
Australia - 1.8%
AMP Ltd.	186,173	$717
BHP Billiton Ltd.	146,394	1,608
Carsales.com Ltd. (a)	597,678	5,051
Macquarie Group Ltd.	39,016	2,013
McMillan Shakespeare Ltd.	264,254	2,405

TOTAL AUSTRALIA		11,794

Austria - 0.8%
Wienerberger AG	323,800	4,955
Bailiwick of Jersey - 2.3%
Integrated Diagnostics Holdings PLC (b)	95,400	458
Shire PLC	66,000	3,702
Wolseley PLC	208,312	10,334

TOTAL BAILIWICK OF JERSEY		14,494

Belgium - 0.7%
Ageas	35,290	1,433
KBC Groep NV	25,776	1,477
UCB SA	21,700	1,855

TOTAL BELGIUM		4,765

Bermuda - 0.4%
Oriental Watch Holdings Ltd.	2,992,000	361
Signet Jewelers Ltd.	17,300	2,007

TOTAL BERMUDA		2,368

Canada - 0.4%
Entertainment One Ltd.	1,061,377	2,274
Performance Sports Group Ltd. (b)	23,000	164

TOTAL CANADA		2,438

Cayman Islands - 3.6%
58.com, Inc. ADR(b)	67,600	3,792
Alibaba Group Holding Ltd. sponsored ADR (b)	79,400	5,322
Autohome, Inc. ADR Class A (a)(b)	37,000	909
Bitauto Holdings Ltd. ADR (b)	18,300	341
Ctrip.com International Ltd. sponsored ADR (b)	81,300	3,470
Fu Shou Yuan International Group Ltd.	1,717,000	1,235
New Oriental Education & Technology Group, Inc. sponsored ADR	43,900	1,379
Qunar Cayman Islands Ltd. sponsored ADR (b)	8,500	375
Tencent Holdings Ltd.	344,800	6,478

TOTAL CAYMAN ISLANDS		23,301

China - 0.4%
Kweichow Moutai Co. Ltd.	39,410	1,209
TravelSky Technology Ltd. (H Shares)	925,000	1,413

TOTAL CHINA		2,622

Denmark - 2.5%
Danske Bank A/S	74,564	2,007
Novo Nordisk A/S:
Series B	18,115	1,012
Series B sponsored ADR	229,400	12,817

TOTAL DENMARK		15,836

France - 9.1%
AXA SA	49,558	1,225
AXA SA sponsored ADR	59,100	1,454
BNP Paribas SA	79,616	3,772
GameLoft SE (b)	238,800	1,311
Havas SA	794,000	6,327
Iliad SA	6,166	1,546
Ipsen SA	50,700	2,922
Orange SA	400,000	7,102
Pernod Ricard SA	40,400	4,728
Safran SA	30,500	1,976
Sanofi SA	107,373	8,929
Sanofi SA sponsored ADR	54,500	2,269
Societe Generale Series A	25,062	956
Total SA	144,390	6,414
Ubisoft Entertainment SA (b)	93,324	2,563
Vivendi SA (a)	231,000	5,022

TOTAL FRANCE		58,516

Germany - 4.2%
Allianz SE	13,848	2,241
Axel Springer Verlag AG	57,700	3,005
Bayer AG	61,340	6,904
CTS Eventim AG	116,482	4,285
Deutsche Bank AG	31,560	566
Deutsche Boerse AG	40,769	3,479
SAP AG	40,940	3,262
SAP AG sponsored ADR (a)	36,900	2,945

TOTAL GERMANY		26,687

Hong Kong - 0.3%
Television Broadcasts Ltd.	644,200	2,256
India - 0.4%
Info Edge India Ltd.	214,247	2,520
Just Dial Ltd.	25,947	234

TOTAL INDIA		2,754

Ireland - 0.7%
Paddy Power PLC (Ireland)	29,070	4,342
Presbia PLC	13,910	73

TOTAL IRELAND		4,415

Isle of Man - 0.7%
Playtech Ltd.	390,218	4,288
Italy - 2.0%
Brunello Cucinelli SpA	4,900	82
DiaSorin S.p.A.	43,100	2,268
Eni SpA	60,300	875
Eni SpA sponsored ADR	22,300	646
Intesa Sanpaolo SpA	2,064,400	5,882
Mediaset SpA	873,400	2,932

TOTAL ITALY		12,685

Japan - 18.9%
Arcland Service Co. Ltd.	323,700	7,618
Astellas Pharma, Inc.	734,500	10,170
Daiwa Securities Group, Inc.	208,000	1,300
Dentsu, Inc.	134,100	7,127
Fuji Media Holdings, Inc.	68,900	775
Fukuda Denshi Co. Ltd.	16,700	831
Hitachi Ltd.	703,000	3,474
Honda Motor Co. Ltd.	77,200	2,093
Hoya Corp.	127,000	4,902
Infomart Corp.	46,400	469
Japan Tobacco, Inc.	138,600	5,428
Kakaku.com, Inc.	38,700	751
Keyence Corp.	4,700	2,218
Misumi Group, Inc.	450,600	5,510
Mitsubishi UFJ Financial Group, Inc.	807,200	4,139
MS&AD Insurance Group Holdings, Inc.	53,900	1,464
Nakanishi, Inc.	17,900	699
NEXT Co. Ltd.	985,100	10,305
Nomura Holdings, Inc.	204,200	1,108
Olympus Corp.	113,400	4,422
ORIX Corp.	489,000	6,916
Proto Corp.	36,500	520
Rakuten, Inc.	663,100	6,853
Recruit Holdings Co. Ltd.	164,300	5,187
San-A Co. Ltd.	56,000	2,584
SoftBank Corp.	79,300	3,492
Sony Corp.	13,200	306
Sony Corp. sponsored ADR	64,700	1,545
Sumitomo Mitsui Financial Group, Inc.	83,600	2,805
Sundrug Co. Ltd.	10,700	709
Tokio Marine Holdings, Inc.	59,300	2,122
Welcia Holdings Co. Ltd. (a)	174,600	9,427
Zojirushi Thermos (a)	285,600	4,091

TOTAL JAPAN		121,360

Korea (South) - 0.8%
LG Household & Health Care Ltd.	1,675	1,386
Medy-Tox, Inc.	3,602	1,552
NAVER Corp.	3,829	2,004

TOTAL KOREA (SOUTH)		4,942

Malta - 0.9%
Kambi Group PLC (b)	228,400	3,359
Unibet Group PLC unit	194,500	2,201

TOTAL MALTA		5,560

Mauritius - 0.2%
MakeMyTrip Ltd. (a)(b)	55,400	1,033
Netherlands - 0.7%
AEGON NV	109,900	621
ASML Holding NV	13,857	1,273
ING Groep NV:
(Certificaten Van Aandelen)	181,810	2,071
sponsored ADR	59,300	687

TOTAL NETHERLANDS		4,652

New Zealand - 1.2%
EBOS Group Ltd.	99,154	864
Ryman Healthcare Group Ltd.	237,031	1,234
Trade Maine Group Ltd.	2,104,509	5,465

TOTAL NEW ZEALAND		7,563

Norway - 1.3%
Schibsted ASA:
(A Shares)	78,500	2,304
(B Shares) (b)	78,500	2,208
Statoil ASA	50,100	686
Statoil ASA sponsored ADR (a)	224,000	3,046

TOTAL NORWAY		8,244

Philippines - 0.0%
Melco Crown Philippines Resort (b)	7,218,600	345
Poland - 0.1%
Inter Cars SA	10,800	614
South Africa - 1.3%
Naspers Ltd. Class N	66,500	8,404
Spain - 1.4%
Atresmedia Corporacion de Medios de Comunicacion SA (a)	293,000	2,781
Banco Bilbao Vizcaya Argentaria SA	118,084	760
Banco Santander SA (Spain)	184,604	791
Mediaset Espana Comunicacion SA	279,417	2,717
Melia Hotels International SA (a)	186,400	2,036

TOTAL SPAIN		9,085

Sweden - 1.7%
Arcam AB (a)(b)	25,600	525
Getinge AB (B Shares)	99,300	2,187
Nordea Bank AB	305,800	3,079
Svenska Cellulosa AB (SCA) (B Shares)	145,100	4,300
Swedbank AB (A Shares)	51,612	1,082

TOTAL SWEDEN		11,173

Switzerland - 5.8%
Compagnie Financiere Richemont SA Series A	41,656	2,707
Credit Suisse Group AG	127,052	2,251
Nestle SA	223,561	16,469
Roche Holding AG (participation certificate)	12,818	3,320
Syngenta AG (Switzerland)	22,019	8,108
UBS Group AG	208,359	3,443
UBS Group AG	61,577	1,025

TOTAL SWITZERLAND		37,323

United Kingdom - 19.5%
AstraZeneca PLC (United Kingdom)	98,550	6,346
Barclays PLC	1,310,549	3,507
BG Group PLC	111,318	1,685
BHP Billiton PLC	88,741	862
BP PLC	368,700	1,991
BP PLC sponsored ADR	49,166	1,592
Brammer PLC (a)	85,132	206
Dechra Pharmaceuticals PLC	73,200	1,046
Diageo PLC	258,863	6,969
Dunelm Group PLC	70,200	879
Essentra PLC	150,125	1,578
Foxtons Group PLC	470,700	1,135
Howden Joinery Group PLC	1,560,600	11,178
HSBC Holdings PLC:
(United Kingdom)	469,000	3,308
sponsored ADR	140,191	4,963
ITV PLC	1,909,400	7,299
Johnson Matthey PLC	30,904	1,093
JUST EAT Ltd. (b)	361,914	1,938
LivaNova PLC (b)	19,842	1,095
Lloyds Banking Group PLC	6,238,299	5,844
M&C Saatchi PLC	887,505	3,842
Micro Focus International PLC	20,400	404
Moneysupermarket.com Group PLC	565,100	2,734
Nahl Group PCL	106,110	357
Prudential PLC	85,416	1,678
Rightmove PLC	128,600	7,338
Rio Tinto PLC	18,132	445
Rolls-Royce Group PLC	231,074	1,838
Royal Bank of Scotland Group PLC (b)	120,080	435
Royal Dutch Shell PLC:
Class A (United Kingdom)	233,928	5,110
Class B (United Kingdom)	156,090	3,401
SABMiller PLC	66,600	3,988
Shawbrook Group PLC	409,600	1,735
Softcat PLC (b)	95,400	465
SThree PLC	190,600	836
SuperGroup PLC	97,900	2,055
Ted Baker PLC	62,700	2,686
Virgin Money Holdings Uk PLC	622,500	2,802
Vodafone Group PLC	2,915,800	9,372
William Hill PLC	638,566	3,555
Zoopla Property Group PLC (a)	1,687,200	5,166

TOTAL UNITED KINGDOM		124,756

United States of America - 9.6%
Alphabet, Inc.:
Class A	7,400	5,634
Class C	4,014	2,982
BlackRock, Inc. Class A	13,200	4,148
Boston Beer Co., Inc. Class A (b)	10,800	1,936
Dunkin' Brands Group, Inc.	41,100	1,618
eBay, Inc. (b)	74,100	1,738
Facebook, Inc. Class A (b)	58,700	6,587
Monsanto Co.	26,700	2,419
Monster Beverage Corp.	21,400	2,890
PayPal Holdings, Inc. (b)	105,300	3,806
Priceline Group, Inc. (b)	6,300	6,709
Sprouts Farmers Market LLC (b)	198,200	4,519
Tiffany & Co., Inc.	43,000	2,745
TripAdvisor, Inc. (b)	17,900	1,195
Visa, Inc. Class A	112,500	8,380
World Wrestling Entertainment, Inc. Class A (a)	135,200	2,420
Zillow Group, Inc.:
Class A (a)(b)	36,400	789
Class C (a)(b)	52,000	1,066

TOTAL UNITED STATES OF AMERICA		61,581

TOTAL COMMON STOCKS
(Cost $590,163)		600,809

Nonconvertible Preferred Stocks - 1.0%
Germany - 1.0%
Sartorius AG (non-vtg.)	16,700	4,295
Volkswagen AG	14,900	1,735

TOTAL GERMANY

(Cost $3,722)		6,030

Money Market Funds - 8.3%
Fidelity Cash Central Fund, 0.38% (c)	27,670,938	27,671
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	25,782,483	25,782
TOTAL MONEY MARKET FUNDS
(Cost $53,453)		53,453
TOTAL INVESTMENT PORTFOLIO - 103.0%
(Cost $647,338)		660,292
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(19,112)
NET ASSETS - 100%		$641,180

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$7
Fidelity Securities Lending Cash Central Fund	134
Total	$141

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$165,196	$30,739	$134,457	$--
Consumer Staples	66,542	9,345	57,197	--
Energy	25,446	5,284	20,162	--
Financials	92,441	12,277	80,164	--
Health Care	86,172	17,257	68,915	--
Industrials	33,772	--	33,772	--
Information Technology	99,645	45,564	54,081	--
Materials	16,113	2,419	13,694	--
Telecommunication Services	21,512	--	21,512	--
Money Market Funds	53,453	53,453	--	--
Total Investments in Securities:	$660,292	$176,338	$483,954	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total (000s)
Level 1 to Level 2	$206,580
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $656,110,000. Net unrealized appreciation aggregated $4,182,000, of which $98,850,000 related to appreciated investment securities and $94,668,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Value Leaders Fund

January 31, 2016

AVLF-QTLY-0316
1.813052.111

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.6%
	Shares	Value
CONSUMER DISCRETIONARY - 11.2%
Media - 10.2%
Cablevision Systems Corp. - NY Group Class A	6,300	$201,033
CBS Corp. Class B	11,900	565,250
Starz Series A (a)	11,000	312,730
Time Warner Cable, Inc.	4,300	782,643
Twenty-First Century Fox, Inc. Class A	21,200	571,764
Viacom, Inc. Class B (non-vtg.)	16,300	743,932
		3,177,352
Specialty Retail - 1.0%
GNC Holdings, Inc.	11,700	327,717

TOTAL CONSUMER DISCRETIONARY		3,505,069

CONSUMER STAPLES - 3.8%
Beverages - 1.7%
C&C Group PLC	134,026	521,466
Food & Staples Retailing - 2.1%
Rite Aid Corp. (a)	43,200	336,528
Safeway, Inc.:
rights	4,300	0
rights	4,300	774
Wal-Mart Stores, Inc.	4,900	325,164
		662,466

TOTAL CONSUMER STAPLES		1,183,932

ENERGY - 9.9%
Energy Equipment & Services - 2.3%
Baker Hughes, Inc.	13,900	604,789
BW Offshore Ltd.	484,800	119,248
		724,037
Oil, Gas & Consumable Fuels - 7.6%
Chevron Corp.	8,425	728,510
Exxon Mobil Corp.	3,600	280,260
Phillips 66 Co.	4,100	328,615
Suncor Energy, Inc.	19,200	454,748
Teekay Corp.	38,600	264,410
Teekay LNG Partners LP	12,800	147,456
Teekay Offshore Partners LP	33,100	149,612
		2,353,611

TOTAL ENERGY		3,077,648

FINANCIALS - 25.9%
Banks - 8.8%
JPMorgan Chase & Co.	18,325	1,090,338
U.S. Bancorp	13,871	555,672
Wells Fargo & Co.	22,026	1,106,366
		2,752,376
Capital Markets - 0.8%
Goldman Sachs Group, Inc.	1,500	242,340
Consumer Finance - 2.8%
Capital One Financial Corp.	6,600	433,092
Discover Financial Services	9,900	453,321
		886,413
Diversified Financial Services - 3.5%
Berkshire Hathaway, Inc. Class B (a)	8,400	1,090,068
Insurance - 7.1%
Allstate Corp.	7,740	469,044
Chubb Ltd.	4,800	542,736
Prudential PLC	29,892	587,264
The Travelers Companies, Inc.	5,700	610,128
		2,209,172
Real Estate Investment Trusts - 2.9%
American Capital Agency Corp.	20,200	344,814
Annaly Capital Management, Inc.	57,600	547,200
		892,014

TOTAL FINANCIALS		8,072,383

HEALTH CARE - 17.2%
Biotechnology - 2.2%
Amgen, Inc.	4,300	656,739
Dyax Corp. rights 12/31/19	15,500	43,400
		700,139
Health Care Providers & Services - 3.1%
Cigna Corp.	4,400	587,840
Express Scripts Holding Co. (a)	5,300	380,911
		968,751
Pharmaceuticals - 11.9%
Allergan PLC (a)	2,700	767,961
Johnson & Johnson	10,200	1,065,288
Sanofi SA sponsored ADR	12,100	503,844
Teva Pharmaceutical Industries Ltd. sponsored ADR	22,100	1,358,707
		3,695,800

TOTAL HEALTH CARE		5,364,690

INDUSTRIALS - 5.3%
Aerospace & Defense - 1.0%
United Technologies Corp.	3,300	289,377
Machinery - 2.1%
Deere & Co.	8,600	662,286
Professional Services - 1.4%
Dun & Bradstreet Corp.	4,500	442,890
Trading Companies & Distributors - 0.8%
AerCap Holdings NV (a)	8,100	248,751

TOTAL INDUSTRIALS		1,643,304

INFORMATION TECHNOLOGY - 21.1%
Communications Equipment - 3.5%
Cisco Systems, Inc.	21,164	503,492
Harris Corp.	6,600	574,002
		1,077,494
Internet Software & Services - 3.1%
Alphabet, Inc. Class A	1,283	976,812
IT Services - 1.3%
The Western Union Co.	23,000	410,320
Software - 3.3%
Oracle Corp.	24,300	882,333
VMware, Inc. Class A (a)	3,400	155,550
		1,037,883
Technology Hardware, Storage & Peripherals - 9.9%
Apple, Inc.	3,100	301,754
EMC Corp.	52,400	1,297,948
Samsung Electronics Co. Ltd.	712	683,575
SanDisk Corp.	11,500	813,050
		3,096,327

TOTAL INFORMATION TECHNOLOGY		6,598,836

MATERIALS - 4.2%
Chemicals - 4.2%
CF Industries Holdings, Inc.	23,100	693,000
LyondellBasell Industries NV Class A	7,900	615,963
		1,308,963
UTILITIES - 2.0%
Electric Utilities - 1.7%
Exelon Corp.	18,300	541,131
Independent Power and Renewable Electricity Producers - 0.3%
Vivint Solar, Inc. (a)(b)	10,000	83,000

TOTAL UTILITIES		624,131

TOTAL COMMON STOCKS
(Cost $33,600,103)		31,378,956

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 0.38% (c)	584,705	584,705
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	70,550	70,550
TOTAL MONEY MARKET FUNDS
(Cost $655,255)		655,255
TOTAL INVESTMENT PORTFOLIO - 102.7%
(Cost $34,255,358)		32,034,211
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(832,228)
NET ASSETS - 100%		$31,201,983

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$541
Fidelity Securities Lending Cash Central Fund	695
Total	$1,236

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$3,505,069	$3,505,069	$--	$--
Consumer Staples	1,183,932	661,692	521,466	774
Energy	3,077,648	2,958,400	119,248	--
Financials	8,072,383	7,485,119	587,264	--
Health Care	5,364,690	5,321,290	--	43,400
Industrials	1,643,304	1,643,304	--	--
Information Technology	6,598,836	5,915,261	683,575	--
Materials	1,308,963	1,308,963	--	--
Utilities	624,131	624,131	--	--
Money Market Funds	655,255	655,255	--	--
Total Investments in Securities:	$32,034,211	$30,078,484	$1,911,553	$44,174

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$1,937,953
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At January 31, 2016, the cost of investment securities for income tax purposes was $34,503,101. Net unrealized depreciation aggregated $2,468,890, of which $1,140,566 related to appreciated investment securities and $3,609,456 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 30, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 30, 2016